UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21732

MGI FUNDS.
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY			10036
(Address of principal executive offices)			(Zip code)

David M. Goldenberg, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 345-6531

Date of fiscal year end:	March 31, 2007

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

MGI Funds™
Semi-Annual Report
MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI High Yield Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2006

MGI FUNDS
TABLE OF CONTENTS

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%
	Advertising — 0.2%
4,300	Omnicom Group	402,480
	Aerospace & Defense — 1.7%
21,475	Boeing Co.	1,693,304
13,000	General Dynamics Corp.	931,710
15,220	Rockwell Collins, Inc.	834,665
		3,459,679
	Agriculture — 1.4%
24,400	Altria Group, Inc.	1,867,820
7,400	Monsanto Co.	347,874
12,400	UST, Inc.	679,892
		2,895,586
	Airlines — 0.3%
34,900	Southwest Airlines Co.	581,434
	Apparel — 0.0%
300	Nike, Inc. Class B	26,286
	Banks — 2.0%
24,900	Bank of America Corp.	1,333,893
2,100	Commerce Bancorp, Inc., NJ**	77,091
1,500	M&T Bank Corp.	179,940
500	Marshall & IIsley Corp.	24,090
18,600	Mellon Financial Corp.	727,260
7,500	Northern Trust Corp.	438,225
13,300	State Street Corp.	829,920
7,800	Zions Bancorporation**	622,518
		4,232,937
	Beverages — 1.6%
5,000	Anheuser-Busch Cos., Inc.	237,550
9,125	Brown-Forman Corp. Class B	699,431
500	Coca-Cola Co. (The)	22,340
10,000	Pepsi Bottling Group, Inc.**	355,000
30,300	PepsiCo, Inc.	1,977,378
		3,291,699
	Biotechnology — 6.3%
5,425	Amgen, Inc.*	388,050
86,000	Genentech, Inc.*	7,112,200
79,700	Genzyme Corp.*	5,377,359

2                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Biotechnology — continued
1,100	MedImmune, Inc.*	32,131
2,900	Millipore Corp.* **	177,770
		13,087,510
	Chemicals — 0.7%
20,750	Ecolab, Inc.**	888,515
3,300	International Flavors & Fragrances, Inc.	130,482
3,020	Sherwin-Williams Co. (The)	168,456
4,100	Sigma-Aldrich Corp.**	310,247
		1,497,700
	Coal — 0.0%
1,500	Consol Energy, Inc.	47,595
	Commercial Services — 5.7%
87,300	Apollo Group, Inc. Class A*	4,298,652
9,800	Convergys Corp.*	202,370
3,470	Equifax, Inc.	127,384
32,900	Iron Mountain, Inc.*	1,412,726
78,555	Moody’s Corp.	5,135,926
15,425	Paychex, Inc.	568,411
5,100	Robert Half International, Inc.	173,247
		11,918,716
	Computers — 3.1%
66,285	Apple Computer, Inc.*	5,105,934
1,940	International Business Machines Corp.	158,964
300	Lexmark International, Inc.*	17,298
1,500	NCR Corp.*	59,220
9,400	Network Appliance, Inc.*	347,894
13,400	SanDisk Corp.* **	717,436
		6,406,746
	Cosmetics & Personal Care — 1.4%
3,400	Alberto-Culver Co.	172,006
20,500	Colgate-Palmolive Co.	1,273,050
700	Estee Lauder Cos. (The), Inc. Class A	28,231
22,080	Procter & Gamble Co.	1,368,518
		2,841,805
	Distribution & Wholesale — 0.0%
1,500	WW Grainger, Inc.	100,530

                                                        See accompanying notes to the Schedule of Investments.                                                      3

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Diversified Financial Services — 6.1%
1,300	American Express Co.	72,904
11,300	Ameriprise Financial, Inc.	529,970
400	Capital One Financial Corp.	31,464
1,550	Charles Schwab Corp. (The)	27,745
12,300	Chicago Mercantile Exchange	5,882,475
36,000	E*Trade Financial Corp.*	861,120
6,000	Federated Investors, Inc. Class B	202,860
7,250	Franklin Resources, Inc.	766,687
40,300	IntercontinentalExchange, Inc.*	3,025,321
6,400	Lehman Brothers Holdings, Inc.	472,704
9,985	SLM Corp.	519,020
8,300	T Rowe Price Group, Inc.	397,155
		12,789,425
	Electric — 1.1%
34,000	AES Corp. (The)*	693,260
600	Edison International	24,984
7,700	Exelon Corp.	466,158
16,450	TXU Corp.	1,028,454
		2,212,856
	Electrical Components & Equipment — 0.2%
8,400	Molex, Inc.	327,348
	Electronics — 0.8%
5,000	Agilent Technologies, Inc.*	163,450
20,000	Applera Corp. - Applied Biosystems Group	662,200
5,100	Fisher Scientific International, Inc.*	399,024
800	Jabil Circuit, Inc.	22,856
1,200	Tektronix, Inc.	34,716
9,500	Thermo Electron Corp.* **	373,635
		1,655,881
	Entertainment — 0.7%
35,300	International Game Technology	1,464,950
	Environmental Control — 0.4%
23,200	Waste Management, Inc.	850,976
	Food — 2.1%
24,225	Campbell Soup Co.**	884,212
14,900	General Mills, Inc.	843,340
16,500	HJ Heinz Co.	691,845
11,370	Kellogg Co.	563,042
41,800	Kroger Co. (The)	967,252

4                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Food — continued
12,900	McCormick & Co., Inc.	489,942
		4,439,633
	Health Care - Products — 7.4%
10,725	Baxter International, Inc.	487,558
3,200	Becton Dickinson & Co.	226,144
2,800	CR Bard, Inc.	210,000
20,800	Intuitive Surgical, Inc.* **	2,193,360
45,320	Johnson & Johnson	2,943,081
18,565	Medtronic, Inc.**	862,159
39,700	Patterson Cos., Inc.* **	1,334,317
42,400	Stryker Corp.	2,102,616
61,400	Varian Medical Systems, Inc.*	3,278,146
27,900	Zimmer Holdings, Inc.*	1,883,250
		15,520,631
	Health Care - Services — 2.3%
300	Aetna, Inc.	11,865
8,300	Coventry Health Care, Inc.*	427,616
675	HCA, Inc.	33,676
12,600	Humana, Inc.*	832,734
19,300	Laboratory Corp. of America Holdings*	1,265,501
13,200	Manor Care, Inc.**	690,096
11,600	Quest Diagnostics, Inc.**	709,456
18,505	UnitedHealth Group, Inc.	910,446
		4,881,390
	Home Furnishings — 0.0%
400	Harman International Industries, Inc.	33,376
	Household Products & Wares — 0.3%
9,595	Clorox Co.	604,485
800	Kimberly-Clark Corp.	52,288
		656,773
	Insurance — 1.7%
6,800	Aflac, Inc.	311,168
5,600	AMBAC Financial Group, Inc.	463,400
2,800	American International Group, Inc.	185,528
300	Cigna Corp.	34,896
7,200	Cincinnati Financial Corp.	346,032
28,300	Progressive Corp. (The)	694,482
14,400	Prudential Financial, Inc.	1,098,000
8,300	Torchmark Corp.	523,813
		3,657,319

                                                        See accompanying notes to the Schedule of Investments.                                                      5

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Internet — 9.2%
161,300	eBay, Inc.* **	4,574,468
28,600	Google, Inc. Class A*	11,494,340
4,600	Monster Worldwide, Inc.*	166,474
121,100	Yahoo!, Inc.*	3,061,408
		19,296,690
	Iron & Steel — 0.1%
4,500	Allegheny Technologies, Inc.**	279,855
	Leisure Time — 0.1%
2,400	Harley-Davidson, Inc.**	150,600
	Lodging — 0.2%
5,200	Hilton Hotels Corp.	144,820
6,230	Marriott International, Inc. Class A	240,727
600	Wyndham Worldwide Corp.*	16,782
		402,329
	Machinery - Diversified — 0.1%
4,400	Rockwell Automation, Inc.	255,640
	Media — 1.0%
2,700	CBS Corp. Class B	76,059
16,510	McGraw-Hill Cos. (The), Inc.	958,075
1,400	Meredith Corp.	69,062
2,900	Time Warner, Inc.	52,867
27,900	Univision Communications, Inc. Class A* **	958,086
		2,114,149
	Mining — 0.2%
800	Freeport-McMoRan Copper & Gold, Inc. Class B	42,608
9,900	Newmont Mining Corp.	423,225
		465,833
	Miscellaneous - Manufacturing — 1.4%
400	3M Co.	29,768
2,300	Danaher Corp.	157,941
76,430	General Electric Co.	2,697,979
700	Illinois Tool Works, Inc.	31,430
		2,917,118
	Oil & Gas — 1.8%
900	Anadarko Petroleum Corp.	39,447
4,900	Chevron Corp.	317,814
1,400	Devon Energy Corp.	88,410

6                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
2,050	EOG Resources, Inc.	133,352
30,625	Exxon Mobil Corp.	2,054,937
500	Hess Corp.	20,710
2,400	Occidental Petroleum Corp.	115,464
4,300	Transocean, Inc.*	314,889
7,400	Valero Energy Corp.	380,878
4,991	XTO Energy, Inc.	210,271
		3,676,172
	Oil & Gas Services — 3.2%
18,545	Baker Hughes, Inc.	1,264,769
3,700	BJ Services Co.	111,481
1,050	Halliburton Co.	29,872
72,750	Schlumberger, Ltd.**	4,512,682
17,100	Weatherford International, Ltd.*	713,412
		6,632,216
	Packaging & Containers — 0.2%
11,600	Pactiv Corp.*	329,672
	Pharmaceuticals — 12.4%
6,800	Abbott Laboratories	330,208
44,600	Abraxis BioScience, Inc.*	1,238,988
57,000	Allergan, Inc.	6,418,770
32,100	AmerisourceBergen Corp.	1,450,920
1,000	Barr Pharmaceuticals, Inc.*	51,940
2,975	Bristol-Myers Squibb Co.	74,137
11,600	Cardinal Health, Inc.	762,584
17,600	Caremark Rx, Inc.	997,392
100	Eli Lilly & Co.	5,700
22,175	Express Scripts, Inc.*	1,673,991
4,750	Forest Laboratories, Inc.*	240,397
17,300	Gilead Sciences, Inc.*	1,188,510
10,425	Hospira, Inc.*	398,965
33,900	King Pharmaceuticals, Inc.*	577,317
21,500	Medco Health Solutions, Inc.*	1,292,365
32,700	Merck & Co., Inc.	1,370,130
31,800	Mylan Laboratories**	640,134
32,600	Pfizer, Inc.	924,536
490	Schering-Plough Corp.	10,824
135,400	Teva Pharmaceutical Industries, Ltd., Sponsored ADR**	4,615,786
32,820	Wyeth	1,668,569
		25,932,163
	Pipelines — 0.1%
2,425	Kinder Morgan, Inc.	254,261

                                                        See accompanying notes to the Schedule of Investments.                                                      7

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Real Estate — 0.0%
800	Realogy Corp.* **	18,144
	REITS — 1.0%
5,600	Boston Properties, Inc. REIT**	578,704
7,200	Prologis REIT	410,832
6,150	Public Storage, Inc. REIT	528,839
400	Simon Property Group, Inc. REIT	36,248
5,400	Vornado Realty Trust REIT	588,600
		2,143,223
	Retail — 11.8%
14,325	Darden Restaurants, Inc.	608,383
3,800	Family Dollar Stores, Inc.	111,112
6,900	Kohl’s Corp.*	447,948
162,300	Lowe’s Cos., Inc.	4,554,138
8,400	McDonald’s Corp.	328,608
28,900	Office Depot, Inc.*	1,147,330
700	Sears Holdings Corp.*	110,663
3,700	Staples, Inc.	90,021
287,470	Starbucks Corp.*	9,788,354
385	Target Corp.	21,271
9,300	TJX Cos., Inc.	260,679
99,940	Walgreen Co.	4,436,337
28,595	Wal-Mart Stores, Inc.	1,410,305
17,000	Wendy’s International, Inc.	1,139,000
6,595	Yum! Brands, Inc.	343,270
		24,797,419
	Savings & Loans — 0.1%
3,200	Golden West Financial Corp.	247,200
	Semiconductors — 0.7%
600	Broadcom Corp. Class A*	18,204
4,500	Freescale Semiconductor, Inc. Class B*	171,045
1,100	Novellus Systems, Inc.*	30,426
33,900	Nvidia Corp.* **	1,003,101
9,700	QLogic Corp.*	183,330
		1,406,106
	Software — 3.9%
900	Adobe Systems, Inc.*	33,705
10,340	Automatic Data Processing, Inc.	489,496
8,800	BMC Software, Inc.*	239,536
27,350	Citrix Systems, Inc.*	990,344
5,900	First Data Corp.	247,800

8                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Software — continued
500	Fiserv, Inc.*	23,545
3,300	IMS Health, Inc.	87,912
15,200	Intuit, Inc.*	487,768
104,290	Microsoft Corp.	2,850,246
27,616	Oracle Corp.*	489,908
106,400	Red Hat, Inc.* **	2,242,912
		8,183,172
	Telecommunications — 3.8%
1,200	Alltel Corp.	66,600
97,600	America Movil SA de CV Class L, ADR	3,842,512
5,800	Cisco Systems, Inc.*	133,400
5,875	Corning, Inc.*	143,409
102,400	Qualcomm, Inc.	3,722,240
		7,908,161
	Transportation — 0.6%
8,300	FedEx Corp.	902,044
5,800	United Parcel Service, Inc. Class B	417,252
		1,319,296
	TOTAL COMMON STOCKS (COST $206,938,368)	208,010,680

                                                        See accompanying notes to the Schedule of Investments.                                                      9

MGI US Large Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.1%
	Repurchase Agreements — 2.1%
2,200,410	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.25%, with maturities from 12/26/06-07/15/32, valued at $2,301,995. Repurchase proceeds are $2,201,394.), 5.37%, due 10/02/06***	2,200,410
2,200,410	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.00%, with maturities from 02/09/07-04/28/16, valued at $2,261,402. Repurchase proceeds are $2,201,394.), 5.37%, due 10/02/06***	2,200,410
		4,400,820
	Certificates of Deposit — 4.0%
687,631	Abbey National PLC, 5.27%, due 10/04/06***	687,631
687,628	Bank of America Corp., 5.30%, due 11/20/06***	687,628
687,628	Bank of Montreal, 5.28%, due 10/16/06***	687,628
687,628	Barclays, 5.31%, due 10/20/06***	687,628
687,628	Canadian Imperial Bank of Commerce, 5.28%, due 10/30/06***	687,628
687,628	Lloyds TSB Bank, 5.27%, due 10/02/06***	687,628
687,628	Royal Bank of Canada, 5.30%, due 11/17/06***	687,628
687,628	Societe Generale, 5.29%, due 10/04/06***	687,628
1,375,256	Sun Trust Bank, 5.38%, due 10/02/06***	1,375,256
799,824	Svenska Handlesbanken, 5.35%, due 10/02/06***	799,824
687,628	UBS AG, 5.30%, due 10/27/06***	687,628
		8,363,735
	TOTAL SHORT-TERM INVESTMENTS (COST $12,764,555)	12,764,555
	TOTAL INVESTMENTS — 105.5% (Cost $219,702,923)	220,775,235
	Other Assets and Liabilities (net) — (5.5%)	(11,412,625)
	TOTAL NET ASSETS — 100.0%	$209,362,610

ADR — American Depository Receipt
REIT — Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

10                                                      See accompanying notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.4
Short-Term Investments	6.1
Other Assets and Liabilities (net)	(5.5)
100.0%

                                                        See accompanying notes to the Schedule of Investments.                                                    11

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%
	Aerospace & Defense — 2.2%
11,750	Boeing Co.	926,487
13,716	General Dynamics Corp.	983,026
4,603	Lockheed Martin Corp.	396,134
10,782	Northrop Grumman Corp.	733,931
31,967	Raytheon Co.	1,534,736
3,700	Rockwell Collins, Inc.	202,908
		4,777,222
	Agriculture — 0.3%
15,300	Monsanto Co.	719,253
	Apparel — 0.0%
3,923	Hanesbrands, Inc.*	88,307
	Auto Manufacturers — 0.2%
13,590	Honda Motor Co., Ltd., Sponsored ADR**	457,032
	Auto Parts & Equipment — 2.1%
17,400	Johnson Controls, Inc.	1,248,276
43,975	Magna International, Inc. Class A**	3,211,494
		4,459,770
	Banks — 5.3%
86,574	Bank of America Corp.	4,637,769
44,800	Bank of New York Co. (The), Inc.	1,579,648
29,300	Comerica, Inc.	1,667,756
12,500	Commerce Bancorp, Inc., NJ**	458,875
11,700	Marshall & IIsley Corp.	563,706
3,800	Mellon Financial Corp.	148,580
37,400	Mitsubishi UFJ Financial Group, Inc., ADR**	479,094
16,300	SunTrust Banks, Inc.	1,259,664
17,700	US Bancorp	587,994
2,200	Wachovia Corp.	122,760
		11,505,846
	Beverages — 2.7%
18,400	Anheuser-Busch Cos., Inc.	874,184
30,541	Coca-Cola Co. (The)	1,364,572
31,300	Coca-Cola Enterprises, Inc.	651,979
21,490	Diageo Plc, Sponsored ADR	1,526,650
23,848	PepsiCo, Inc.	1,556,320
		5,973,705

12                                                         See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Biotechnology — 0.2%
17,211	MedImmune, Inc.* **	502,733
	Chemicals — 0.4%
14,600	Praxair, Inc.	863,736
	Computers — 1.7%
9,800	Computer Sciences Corp.*	481,376
62,325	Hewlett-Packard Co.	2,286,704
176,100	Sun Microsystems, Inc.*	875,217
		3,643,297
	Cosmetics & Personal Care — 1.8%
64,482	Procter & Gamble Co.	3,996,594
	Diversified Financial Services — 12.4%
150,896	Citigroup, Inc.	7,495,004
89,275	Fannie Mae	4,991,365
80,998	Freddie Mac	5,372,597
114,244	JPMorgan Chase & Co.	5,364,898
52,800	Morgan Stanley	3,849,648
		27,073,512
	Electric — 4.3%
17,600	Ameren Corp.**	929,104
13,153	Consolidated Edison, Inc.**	607,669
6,600	Dominion Resources, Inc.	504,834
26,400	FPL Group, Inc.**	1,188,000
33,500	PG&E Corp.	1,395,275
22,500	PPL Corp.	740,250
33,100	Southern Co. (The)**	1,140,626
65,400	Wisconsin Energy Corp.	2,821,356
		9,327,114
	Electrical Components & Equipment — 0.7%
18,400	Emerson Electric Co.	1,543,024
	Engineering & Construction — 0.3%
8,600	Fluor Corp.	661,254
	Environmental Control — 0.8%
44,700	Waste Management, Inc.	1,639,596
	Food — 4.4%
45,500	Campbell Soup Co.**	1,660,750
11,900	Kellogg Co.	589,288

                                                             See accompanying notes to the financial statements.                                                         13

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Food — continued
83,300	Kraft Foods, Inc. Class A**	2,970,478
93,000	Kroger Co. (The)**	2,152,020
136,325	Sara Lee Corp.	2,190,743
		9,563,279
	Forest Products & Paper — 0.7%
44,180	International Paper Co.	1,529,953
	Gas — 1.3%
56,675	Sempra Energy	2,847,919
	Health Care-Products — 2.8%
39,602	Baxter International, Inc.	1,800,307
80,186	Boston Scientific Corp.*	1,185,951
47,225	Johnson & Johnson	3,066,791
		6,053,049
	Health Care-Services — 0.7%
32,250	HCA, Inc.	1,608,953
	Home Furnishings — 1.6%
40,875	Whirlpool Corp.	3,437,996
	Household Products & Wares — 2.2%
17,128	Clorox Co.	1,079,064
58,000	Kimberly-Clark Corp.	3,790,880
		4,869,944
	Insurance — 10.8%
12,387	ACE, Ltd.	677,941
12,000	Aflac, Inc.	549,120
80,450	Allstate Corp. (The)	5,046,629
22,100	American International Group, Inc.	1,464,346
45,500	AON Corp.	1,541,085
2,600	Cincinnati Financial Corp.	124,956
34,950	Fidelity National Financial, Inc.	1,455,668
7,600	Lincoln National Corp.	471,808
57,150	Metlife, Inc.**	3,239,262
69,750	Torchmark Corp.	4,401,923
66,950	XL Capital, Ltd. Class A**	4,599,465
		23,572,203
	Internet — 0.4%
32,550	IAC/InterActiveCorp.*	936,138

14                                                         See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Machinery - Construction & Mining — 0.3%
10,300	Caterpillar, Inc.	677,740
	Machinery - Diversified — 0.3%
6,953	Deere & Co.**	583,426
	Media — 1.1%
55,129	Comcast Corp. Class A*	2,029,298
9,500	News Corp.-Class B	196,080
14,700	Time Warner, Inc.	267,981
		2,493,359
	Mining — 1.5%
59,000	Barrick Gold Corp.	1,812,480
34,200	Newmont Mining Corp.	1,462,050
		3,274,530
	Miscellaneous - Manufacturing — 1.9%
6,900	Eaton Corp.	475,065
77,814	General Electric Co.	2,746,834
4,800	Illinois Tool Works, Inc.	215,520
9,900	Parker Hannifin Corp.	769,527
		4,206,946
	Oil & Gas — 3.4%
33,350	BP Plc, Sponsored ADR	2,187,093
79,326	Exxon Mobil Corp.	5,322,775
		7,509,868
	Oil & Gas Services — 1.1%
7,200	Baker Hughes, Inc.	491,040
29,752	Schlumberger, Ltd.	1,845,517
		2,336,557
	Pharmaceuticals — 10.1%
16,314	Abbott Laboratories	792,208
42,300	AmerisourceBergen Corp.	1,911,960
13,100	AstraZeneca PLC, Sponsored ADR	818,750
152,225	Bristol-Myers Squibb Co.	3,793,447
22,855	GlaxoSmithKline Plc, ADR**	1,216,572
4,600	Medco Health Solutions, Inc.*	276,506
30,900	Merck & Co., Inc.	1,294,710
47,300	Novartis AG, ADR	2,764,212
179,600	Pfizer, Inc.	5,093,456
32,100	Schering-Plough Corp.**	709,089
25,600	Teva Pharmaceutical Industries, Ltd., Sponsored ADR**	872,704

                                                             See accompanying notes to the financial statements.                                                         15

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Pharmaceuticals — continued
50,093	Wyeth	2,546,728
		22,090,342
	Pipelines — 0.3%
48,400	El Paso Corp.**	660,176
	Retail — 5.5%
24,775	Autozone, Inc.*	2,559,258
16,100	Federated Department Stores, Inc.	695,681
115,475	TJX Cos., Inc.	3,236,764
110,532	Wal-Mart Stores, Inc.	5,451,438
		11,943,141
	Savings & Loans — 1.5%
73,200	Washington Mutual, Inc.	3,182,004
	Software — 4.8%
20,500	Automatic Data Processing, Inc.	970,470
134,325	CA, Inc.	3,182,159
134,450	Microsoft Corp.	3,674,518
143,750	Oracle Corp.*	2,550,125
		10,377,272
	Telecommunications — 4.4%
90,800	AT&T, Inc.	2,956,448
31,500	BellSouth Corp.	1,346,625
1,610,300	Lucent Technologies, Inc.*	3,768,102
16,013	Sprint Nextel Corp.**	274,623
31,500	Verizon Communications, Inc.	1,169,595
		9,515,393
	Transportation — 1.5%
36,400	Union Pacific Corp.	3,203,200
	TOTAL COMMON STOCKS (COST $194,272,226)	213,705,383

16                                                         See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.5%
	Repurchase Agreements — 2.9%
3,210,178	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00-6.25%, with maturities from 12/26/06-07/15/32, valued at $3,358,380. Repurchase proceeds are $3,211,613.), 5.37%, due 10/02/06***	3,210,178
3,210,178	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.00%, with maturities from 03/30/07-04/28/16, valued at $3,299,159. Repurchase proceeds are $3,211,613.), 5.37%, due 10/02/06***	3,210,178
		6,420,356
	Certificates of Deposit — 5.6%
1,003,180	Abbey National PLC, 5.27%, due 10/04/06***	1,003,180
1,003,180	Bank of America Corp., 5.30%, due 11/20/06***	1,003,180
1,003,180	Bank of Montreal, 5.28%, due 10/16/06***	1,003,180
1,003,180	Barclays, 5.31%, due 10/20/06***	1,003,180
1,003,180	Canadian Imperial Bank of Commerce, 5.28%, due 10/30/06***	1,003,180
1,003,180	Lloyds TSB Bank, 5.27%, due 10/02/06***	1,003,180
1,003,180	Royal Bank of Canada, 5.30%, due 11/17/06***	1,003,180
1,003,180	Societe Generale, 5.29%, due 10/04/06***	1,003,180
2,006,363	Sun Trust Bank, 5.38%, due 10/02/06***	2,006,363
1,166,863	Svenska Handlesbanken, 5.35%, due 10/02/06***	1,166,863
1,003,180	UBS AG, 5.30%, due 10/27/06***	1,003,180
		12,201,846
	TOTAL SHORT-TERM INVESTMENTS (COST $18,622,202)	18,622,202
	TOTAL INVESTMENTS — 106.5%
	(Cost $212,894,428)	232,327,585
	Other Assets and Liabilities (net) — (6.5%)	(14,179,227)
	TOTAL NET ASSETS — 100.0%	$218,148,358

Notes to Schedule of Investments:
ADR — American Depository Receipt
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

                                                             See accompanying notes to the financial statements.                                                         17

MGI US Large Cap Value Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.0
Short-Term Investments	8.5
Other Assets and Liabilities (net)	(6.5)
100.0%

18                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Apparel — 2.1%
1,100	Columbia Sportswear Co.* **	61,413
24,400	CROCS, Inc.* **	828,380
85,600	Quiksilver, Inc.* **	1,040,040
		1,929,833
	Banks — 3.0%
29,200	East-West Bancorp, Inc.	1,156,612
15,700	SVB Financial Group* **	700,848
17,000	Wintrust Financial Corp.	852,550
		2,710,010
	Biotechnology — 3.4%
31,900	Affymetrix, Inc.*	687,764
12,388	Alexion Pharmaceuticals, Inc.* **	420,944
23,200	Celgene Corp.* **	1,004,560
7,900	Charles River Laboratories International, Inc.*	342,939
4,858	Metabasis Therapeutics, Inc.*	27,302
9,500	Replidyne, Inc.*	89,395
30,900	Telik, Inc.* **	549,711
		3,122,615
	Chemicals — 0.5%
21,500	Symyx Technologies*	455,585
	Coal — 1.3%
20,700	Consol Energy, Inc.	656,811
26,700	Massey Energy Co.**	559,098
		1,215,909
	Commercial Services — 4.0%
17,000	Alliance Data Systems Corp.*	938,230
46,100	Corinthian Colleges, Inc.*	498,341
500	Corporate Executive Board Co.	44,955
14,000	Healthspring, Inc.*	269,500
2,400	Huron Consulting Group, Inc.*	94,080
3,500	Morningstar, Inc.*	129,150
19,900	Sotheby’s Holdings Class A**	641,576
21,700	Weight Watchers International, Inc.	962,178
		3,578,010
	Computers — 2.4%
14,500	Digimarc Corp.*	112,375
3,100	Factset Research Systems, Inc.	150,567
10,900	Jack Henry & Associates, Inc.	237,293

                                                            See accompanying notes to the financial statements.                                                        19

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Computers — continued
7,000	Manhattan Associates, Inc.*	168,980
1,000	Riverbed Technolgoy, Inc.*	19,500
26,700	SRA International, Inc. Class A* **	802,602
32,800	Synopsys, Inc.*	646,816
3,100	Western Digital Corp.*	56,110
		2,194,243
	Diversified Financial Services — 6.1%
11,600	Accredited Home Lenders Holding Co.* **	416,904
16,100	Affiliated Managers Group* **	1,611,771
2,100	Calamos Asset Management, Inc. Class A	61,572
64,800	E*Trade Financial Corp.*	1,550,016
13,100	Greenhill & Co., Inc.**	877,962
23,700	Jefferies Group, Inc.	675,450
6,200	Nuveen Investments, Inc. Class A	317,626
		5,511,301
	Electrical Components & Equipment — 1.4%
28,100	Ametek, Inc.	1,223,755
1,200	Energy Conversion Devices, Inc.*	44,448
		1,268,203
	Electronics — 3.1%
4,500	FEI Co.*	94,995
98,700	Flextronics International, Ltd.*	1,247,568
13,900	Sonic Solutions, Inc.* **	211,836
32,600	Thermo Electron Corp.* **	1,282,158
		2,836,557
	Engineering & Construction — 0.1%
1,600	Granite Construction, Inc.**	85,360
800	Washington Group International, Inc.	47,088
		132,448
	Entertainment — 0.5%
17,400	DreamWorks Animation SKG, Inc. Class A* **	433,434
	Environmental Control — 0.5%
12,600	Waste Connections, Inc.*	477,666
	Health Care-Products — 1.7%
27,800	Cytyc Corp.*	680,544
21,100	Ventana Medical Systems*	861,513
		1,542,057

20                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Health Care-Services — 3.8%
3,600	Lincare Holdings, Inc.*	124,704
27,300	Manor Care, Inc.**	1,427,244
15,000	Pediatrix Medical Group, Inc.*	684,000
16,300	Triad Hospitals, Inc.*	717,689
7,800	Universal Health Services, Inc. Class B	467,454
		3,421,091
	Home Builders — 0.4%
7,600	Meritage Homes Corp.* **	316,236
6,100	Technical Olympic USA, Inc.	59,963
		376,199
	Home Furnishings — 1.0%
10,900	Harman International Industries, Inc.	909,496
	Household Products & Wares — 0.4%
12,000	Jarden Corp.* **	395,640
	Internet — 5.9%
10,600	Advent Software, Inc.* **	383,826
34,600	aQuantive, Inc.* **	817,252
33,200	Checkfree Corp.*	1,371,824
71,400	CNET Networks, Inc.* **	684,012
47,000	eResearch Technology, Inc.* **	381,170
21,200	Monster Worldwide, Inc.*	767,228
90,400	Move, Inc.*	443,864
18,900	Sina Corp.* **	475,335
		5,324,511
	Lodging — 0.4%
5,600	Four Seasons Hotels, Inc.**	357,560
	Machinery - Diversified — 1.9%
16,600	Grant Prideco, Inc.*	631,298
24,400	Idex Corp.	1,050,420
		1,681,718
	Media — 1.4%
19,900	CKX, Inc.*	247,755
11,000	Martha Stewart Living Omnimedia Class A**	195,360
16,000	Meredith Corp.	789,280
		1,232,395

                                                            See accompanying notes to the financial statements.                                                        21

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Miscellaneous - Manufacturing — 0.7%
7,500	Actuant Corp. Class A	375,750
20,000	Hexcel Corp.* **	283,000
		658,750
	Office Furnishings — 1.3%
15,500	Herman Miller, Inc.	530,255
30,700	Knoll, Inc.**	620,140
		1,150,395
	Oil & Gas — 3.1%
26,300	Chesapeake Energy Corp.**	762,174
29,400	Denbury Resources, Inc.*	849,660
33,600	EXCO Resources, Inc.*	416,976
11,200	Patterson-UTI Energy, Inc.	266,112
8,200	Range Resources Corp.	206,968
12,100	TETRA Technologies, Inc.*	292,336
		2,794,226
	Oil & Gas Services — 1.2%
12,300	Global Industries, Ltd.*	191,388
22,000	Smith International, Inc.	853,600
		1,044,988
	Pharmaceuticals — 14.5%
29,200	Alkermes, Inc.*	462,820
9,500	Barr Pharmaceuticals, Inc.*	493,430
27,300	Cephalon, Inc.* **	1,685,775
34,300	Cubist Pharmaceuticals, Inc.* **	745,682
33,900	CV Therapeutics, Inc.* **	377,646
32,000	Dendreon Corp.* **	143,040
40,400	Depomed, Inc.* **	164,832
94,300	Elan Corp. Plc, Sponsored ADR* **	1,450,334
22,000	Endo Pharmaceuticals Holdings, Inc.*	716,100
5,100	KOS Pharmaceuticals, Inc.* **	252,042
11,642	L-1 Identity Solutions, Inc.* **	151,928
103,800	Medarex, Inc.*	1,114,812
38,800	MGI Pharma, Inc.*	667,748
26,200	Omnicare, Inc.**	1,128,958
39,000	OSI Pharmaceuticals, Inc.* **	1,463,670
38,700	Respironics, Inc.*	1,494,207
69,000	Santarus, Inc.* **	511,980
11,900	Trimeris, Inc.*	104,720
		13,129,724

22                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	REITS — 1.2%
19,819	CapitalSource, Inc. REIT**	511,727
11,100	NorthStar Realty Finance Corp. REIT	140,970
22,000	Strategic Hotels & Resorts, Inc. REIT	437,360
		1,090,057
	Retail — 5.8%
21,800	Advance Auto Parts	718,092
4,400	AnnTaylor Stores Corp.*	184,184
13,300	Circuit City Stores, Inc.**	333,963
18,800	Dick’s Sporting Goods, Inc.*	855,776
3,100	GameStop Corp. Class A* **	143,468
6,200	Panera Bread Co. Class A*	361,150
25,900	Petsmart, Inc.	718,725
16,000	PF Chang’s China Bistro, Inc.* **	555,360
28,700	Urban Outfitters, Inc.* **	507,703
26,700	Wet Seal (The), Inc. Class A* **	163,938
20,600	Williams-Sonoma, Inc.**	667,234
		5,209,593
	Semiconductors — 9.5%
111,700	Altera Corp.*	2,053,046
123,900	Atmel Corp.*	748,356
18,400	ATMI, Inc.* **	534,888
70,100	Brooks Automation, Inc.* **	914,805
24,000	Cree, Inc.* **	482,640
26,700	Integrated Device Technology, Inc.*	428,802
8,800	Intersil Corp. Class A	216,040
76,600	Lattice Semiconductor Corp.*	522,412
19,900	Novellus Systems, Inc.* **	550,434
40,700	Pixelworks, Inc.*	120,065
88,100	Skyworks Solutions, Inc.*	457,239
49,800	Teradyne, Inc.* **	655,368
24,900	Varian Semiconductor Equipment Associates, Inc.*	913,830
		8,597,925
	Software — 8.5%
32,500	Activision, Inc.*	490,750
36,700	Cognos, Inc.*	1,339,550
29,900	eFunds Corp.*	722,982
6,060	Parametric Technology Corp.*	105,808
22,500	Red Hat, Inc.* **	474,300
1,400	Salesforce.com, Inc.* **	50,232
18,100	Satyam Computer Services Ltd., ADR**	700,289
19,200	Schawk, Inc.	349,824
8,400	SEI Investments Co.	471,996
28,050	THQ, Inc.*	818,218

                                                            See accompanying notes to the financial statements.                                                        23

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Software — continued
27,300	Transaction Systems Architects, Inc. Class A*	936,936
114,500	Wind River Systems, Inc.* **	1,226,295
		7,687,180
	Telecommunications — 6.7%
124,100	Avaya, Inc.*	1,419,704
22,400	Comverse Technology, Inc.*	480,256
5,100	Interdigital Communications Corp.* **	173,910
115,400	Polycom, Inc.* **	2,830,762
154,100	RF Micro Devices, Inc.*	1,168,078
		6,072,710
	Transportation — 0.9%
37,900	JB Hunt Transport Services, Inc.	787,183
1,000	Landstar System, Inc.	42,700
		829,883
	TOTAL COMMON STOCKS (COST $87,049,859)	89,371,912
	INVESTMENT COMPANIES — 0.2%
2,600	iShares Russell 2000 Growth Index Fund**	188,058
	TOTAL INVESTMENT COMPANIES (COST $189,462)	188,058

24                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)		Description	Value ($)
		SHORT-TERM INVESTMENTS — 32.4%
		Repurchase Agreements — 11.2%
5,054,516		Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 9/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.25%, with maturities from 12/26/06-07/15/32, valued at $5,287,865. Repurchase proceeds are $5,059,036), 5.37%, due 10/02/06***	5,054,516
5,054,516		Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 9/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.00%, with maturities from 02/09/07-04/28/16, valued at $5,194,619. Repurchase proceeds are $5,059,036), 5.37%, due 10/02/06***	5,054,516
			10,109,032
		Certificates of Deposit — 21.2%
1,579,537		Abbey National PLC, 5.27%, due 10/04/06***	1,579,537
1,579,537		Bank of America Corp., 5.30%, due 11/20/06***	1,579,537
1,579,537		Bank of Montreal, 5.28%, due 10/16/06***	1,579,537
1,579,537		Barclays, 5.31%, due 10/20/06***	1,579,537
1,579,537		Canadian Imperial Bank of Commerce, 5.28%, due 10/30/06***	1,579,537
1,579,537		Lloyds TSB Bank, 5.27%, due 10/02/06***	1,579,537
1,579,537		Royal Bank of Canada, 5.30%, due 11/17/06***	1,579,537
1,579,537		Societe Generale, 5.29%, due 10/04/06***	1,579,537
3,159,072		Sun Trust Bank, 5.38%, due 10/02/06***	3,159,072
1,837,252		Svenska Handlesbanken, 5.35%, due 10/02/06***	1,837,252
1,579,537		UBS AG, 5.30%, due 10/27/06***	1,579,537
			19,212,157
		TOTAL SHORT-TERM INVESTMENTS (COST $29,321,189)	29,321,189
		TOTAL INVESTMENTS — 131.3%
		(Cost $116,560,510)	118,881,159
		Other Assets and Liabilities (net) — (31.3%)	(28,336,461)
		TOTAL NET ASSETS — 100.0%	$90,544,698
		Notes to Schedule of Investments:
		ADR — American Depository Receipt
		REIT — Real Estate Investment Trust
	*	Non-income producing security.
	**	All or a portion of this security is out on loan.
	***	Represents an investment of securities lending collateral.

                                                            See accompanying notes to the financial statements.                                                        25

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.7
Short-Term Investments	32.4
Investment Companies	0.2
Other Assets and Liabilities (net)	(31.3)
100.0%

26                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Advertising — 0.4%
129,600	APAC Customer Services, Inc.*	343,440
	Aerospace & Defense — 0.5%
9,000	Goodrich Corp.	364,680
300	Rockwell Collins, Inc.	16,452
		381,132
	Agriculture — 0.5%
7,300	Loews Corp. - Carolina Group	404,347
	Airlines — 0.5%
10,200	Alaska Air Group, Inc.*	388,008
	Apparel — 2.2%
30,200	Ashworth, Inc.*	206,870
19,000	Bakers Footwear Group, Inc.* **	250,610
2,400	Jones Apparel Group, Inc.	77,856
35,400	Lacrosse Footwear, Inc.*	432,942
133,800	Movie Star, Inc.*	105,702
50,800	RG Barry Corp.*	335,280
17,900	Tandy Brands Accessories, Inc.	190,277
6,800	Weyco Group, Inc.	152,116
		1,751,653
	Auto Manufacturers — 0.6%
9,500	Oshkosh Truck Corp.	479,465
	Banks — 6.0%
9,100	AmericanWest Bancorp	193,375
6,175	BOE Financial Services of Virginia, Inc.	192,043
3,200	City National Corp.	214,592
6,660	Columbia Bancorp	163,769
800	Comerica, Inc.	45,536
7,000	Commerce Bancshares, Inc.	353,990
5,400	Cullen/Frost Bankers, Inc.	312,228
15,400	First Horizon National Corp.	585,354
10,250	Home Bancshares, Inc.* **	226,320
6,400	Horizon Financial Corp.	191,104
15,400	Huntington Bancshares, Inc.	368,522
8,500	Knight Capital Group Inc.Class A*	154,700
7,057	Mercantile Bank Corp.	279,104
14,012	National Mercantile Bancorp*	173,048
7,760	Northrim BanCorp, Inc.	204,864
3,800	Pacific Continental Corp.	69,160

                                                            See accompanying notes to the financial statements.                                                        27

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Banks — continued
10,800	Pacific Mercantile Bancorp*	174,852
9,020	Shore Financial Corp.	137,104
15,700	Superior Bancorp* **	180,550
9,000	TCF Financial Corp.	236,610
4,000	TD Banknorth Inc.	115,520
4,900	UnionBanCal Corp.	298,410
		4,870,755
	Beverages — 0.3%
2,900	Brown-Forman Corp. Class B	222,285
	Building Materials — 0.3%
9,800	Aaon, Inc.	223,538
2,400	Comfort Systems USA Inc.	27,504
		251,042
	Chemicals — 4.5%
31,200	Aceto Corp.	219,648
12,600	Agrium, Inc.**	340,074
9,500	Ashland, Inc.	605,910
13,400	Celanese Corp. Class A	239,860
6,900	Eastman Chemical Co.	372,738
26,300	Ferro Corp.	467,614
22,300	KMG Chemicals, Inc.	186,874
1,400	Newmarket Corp.	81,424
600	Pioneer Companies Inc.*	14,706
5,500	PPG Industries, Inc.	368,940
14,100	Rockwood Holdings, Inc.*	281,718
7,700	Sherwin-Williams Co. (The)	429,506
		3,609,012
	Commercial Services — 1.4%
9,900	Learning Tree International, Inc.*	80,487
26,500	MPS Group, Inc.*	400,415
61,800	RCM Technologies, Inc.*	313,326
28,700	SM&A*	175,357
106,000	TeamStaff, Inc.*	134,620
		1,104,205
	Computers — 1.6%
21,775	Astro-Med, Inc.	217,532
6,500	Computer Sciences Corp.*	319,280
31,900	Dot Hill Systems Corp.*	124,410
56,100	InFocus Corp.*	160,446
12,200	PAR Technology Corp.*	110,654

28                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Computers — continued
28,600	Pomeroy IT Solutions, Inc.*	233,948
40,700	Qualstar Corp.*	132,275
		1,298,545
	Distribution & Wholesale — 1.1%
40,200	Bell Microproducts, Inc.*	208,638
1,600	CDW Corp.	98,688
17,500	Huttig Building Products, Inc.*	96,775
23,200	Navarre Corp.* **	93,264
8,100	United Stationers, Inc.*	376,731
200	WW Grainger, Inc.	13,404
		887,500
	Diversified Financial Services — 3.5%
38,000	AmeriCredit Corp.* **	949,620
23,000	Franklin Credit Management Corp.*	159,850
50,200	Friedman Billings Ramsey Group, Inc. Class A**	403,106
26,600	IndyMac Bancorp, Inc.**	1,094,856
15,400	Sanders Morris Harris Group, Inc.	192,654
		2,800,086
	Electric — 2.5%
13,300	Alliant Energy Corp.	475,209
2,200	Centerpoint Energy, Inc.**	31,504
400	CH Energy Group Inc.	20,588
5,900	Energy East Corp.	139,948
3,100	Nstar	103,416
4,800	Pepco Holdings Inc.	116,016
3,800	Pinnacle West Capital Corp.	171,190
4,800	Puget Energy Inc.**	109,104
3,500	SCANA Corp.	140,945
1,100	Uil Holdings Corp.	41,250
11,800	Wisconsin Energy Corp.	509,052
2,400	Wps Resources Corp.	119,112
		1,977,334
	Electrical Components & Equipment — 1.9%
10,200	Belden CDT, Inc.	389,946
26,500	General Cable Corp.*	1,012,565
6,200	Plexus Corp.*	119,040
		1,521,551
	Electronics — 3.0%
1,000	AVX Corp.	17,690
25,800	Coherent, Inc.*	894,228

                                                            See accompanying notes to the financial statements.                                                        29

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Electronics — continued
74,300	Pemstar, Inc.* **	271,195
20,600	Planar Systems, Inc.*	233,810
7,000	Rofin-Sinar Technologies, Inc.*	425,390
19,400	Tektronix, Inc.	561,242
		2,403,555
	Engineering & Construction — 0.5%
13,100	Dycom Industries, Inc.*	281,650
1,800	Emcor Group Inc.*	98,712
		380,362
	Entertainment — 0.2%
57,400	Image Entertainment, Inc.*	199,752
	Environmental Control — 0.6%
9,800	Aleris International, Inc.*	495,292
	Food — 1.8%
73,300	Del Monte Foods Co.	765,985
700	Imperial Sugar Co	21,784
72,000	Monterey Gourmet Foods, Inc.*	272,160
24,200	Spartan Stores, Inc.	408,980
		1,468,909
	Forest Products & Paper — 4.5%
37,300	Bowater, Inc.**	767,261
18,800	Louisiana-Pacific Corp.	352,876
11,800	MeadWestvaco Corp.	312,818
69,600	Sappi, Ltd., Sponsored ADR	886,008
38,700	Smurfit-Stone Container Corp.*	433,440
67,300	Wausau Paper Corp.	908,550
		3,660,953
	Gas — 1.3%
4,400	AGL Resources, Inc.	160,600
2,600	Atmos Energy Corp.	74,230
700	Energen Corp.	29,309
9,700	Nicor, Inc.**	414,772
13,100	NiSource, Inc.**	284,794
2,500	WGL Holdings, Inc.	78,350
		1,042,055
	Hand & Machine Tools — 2.2%
3,700	Black & Decker Corp.	293,595
13,600	Kennametal, Inc.	770,440

30                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Hand & Machine Tools — continued
13,700	Lincoln Electric Holdings, Inc.	745,965
		1,810,000
	Health Care-Products — 1.5%
17,300	Cantel Medical Corp.*	240,297
21,206	Cardiac Science Corp.*	156,924
7,600	EDAP TMS SA, ADR* **	58,824
14,900	Medical Action Industries, Inc.*	400,661
71,700	Microtek Medical Holdings, Inc.*	250,950
62,800	North American Scientific, Inc.*	79,756
9,700	SeraCare Life Sciences, Inc.*	56,260
		1,243,672
	Health Care-Services — 2.3%
36,900	Covalent Group, Inc.*	118,080
23,300	Five Star Quality Care, Inc.*	250,708
9,300	Health Net, Inc.*	404,736
54,400	Hooper Holmes Inc.	183,328
6,000	Humana, Inc.*	396,540
95,500	Metropolitan Health Networks, Inc.*	214,875
14,100	National Dentex Corp.*	277,065
		1,845,332
	Home Furnishings — 1.3%
23,700	Cobra Electronics Corp.	201,450
46,500	Emerson Radio*	140,895
10,800	MITY Enterprises, Inc.*	196,560
8,300	Universal Electronics, Inc.*	157,700
4,300	Whirlpool Corp.	361,673
		1,058,278
	Household Products & Wares — 1.7%
18,300	Acme United Corp.	269,925
52,800	Fossil, Inc.*	1,137,312
		1,407,237
	Housewares — 1.0%
55,100	Enesco Group, Inc.*	14,602
26,900	Newell Rubbermaid, Inc.	761,808
		776,410
	Insurance — 7.9%
17,000	AmCOMP, Inc.*	165,240
9,700	American Financial Group, Inc.	455,221
10,500	American Safety Insurance Holdings, Ltd.*	192,150

                                                            See accompanying notes to the financial statements.                                                        31

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Insurance — continued
6,600	Assurant, Inc.**	352,506
7,800	Cincinnati Financial Corp.	374,868
400	CNA Financial Corp.*	14,408
19,600	CRM Holdings, Ltd.*	147,980
800	First American Corp.	33,872
6,800	Hanover Insurance Group (The), Inc.	303,484
15,700	KMG America Corp.*	115,395
2,400	Landamerica Financial Group	157,896
3,000	Leucadia National Corp.	78,510
18,600	Meadowbrook Insurance Group, Inc.*	209,436
5,000	MGIC Investment Corp.	299,850
8,900	National Atlantic Holdings Corp. Class A*	101,905
10,600	Nationwide Financial Services Class A	509,860
3,000	Ohio Casualty Corp.	77,610
27,500	Old Republic International Corp.	609,125
10,300	PMI Group (The), Inc.**	451,243
22,000	Procentury Corp.	330,000
11,100	Radian Group, Inc.	666,000
6,600	Safeco Corp.	388,938
11,400	SeaBright Insurance Holdings, Inc.*	159,258
21,000	Specialty Underwriters’ Alliance, Inc.*	174,300
		6,369,055
	Internet — 0.7%
59,800	answerthink, Inc.*	160,862
47,500	SupportSoft, Inc.*	207,575
67,300	Telecommunication Systems, Inc.* **	181,037
		549,474

32                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	Iron & Steel — 3.0%
2,950	Carpenter Technology Corp.	317,155
6,300	Chaparral Steel Co	214,578
25,100	Gibraltar Industries, Inc.	556,718
24,300	Material Sciences Corp.*	242,028
1,700	Olympic Steel Inc.	42,262
21,400	Reliance Steel & Aluminum Co.	687,796
6,300	United States Steel Corp.**	363,384
		2,423,921
	Leisure Time — 0.2%
13,700	Escalade, Inc.	137,000
1,300	Sabre Holdings Corp.	30,407
		167,407
	Machinery - Construction & Mining — 0.5%
9,700	Terex Corp.*	438,634
	Machinery - Diversified — 3.5%
21,500	AGCO Corp.*	545,025
20,900	Briggs & Stratton Corp.	575,795
3,600	Cummins, Inc.**	429,228
6,300	Komag Inc.* **	201,348
45,300	Sauer-Danfoss, Inc.	1,086,294
		2,837,690
	Metal Fabricate & Hardware — 2.1%
15,000	Commercial Metals Co.	304,950
20,000	Hawk Corp. Class A*	258,000
3,000	Insteel Industries	59,610
19,300	NN, Inc.	228,319
6,300	Northwest Pipe Co.*	189,000
9,500	Sun Hydraulics Corp.	194,845
15,800	Timken Co.	470,524
		1,705,248
	Mining — 0.9%
18,300	Century Aluminum Co.*	615,795
2,500	Royal Gold Inc.	67,825
		683,620
	Miscellaneous - Manufacturing — 2.3%
39,800	Cycle Country Accessories Corp.*	79,600
19,400	Flanders Corp.*	166,064
1,100	Freightcar America Inc.	58,300

                                                            See accompanying notes to the financial statements.                                                        33

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Miscellaneous - Manufacturing — continued
50,600	Griffon Corp.*	1,207,822
4,800	Parker Hannifin Corp.	373,104
		1,884,890
	Office Furnishings — 0.3%
14,400	CompX International, Inc.	224,496
	Oil & Gas — 4.4%
24,000	Denbury Resources, Inc.*	693,600
12,400	Frontier Oil Corp.	329,592
4,200	Harvest Natural Resources In*	43,470
300	Newfield Exploration Co.*	11,562
20,400	Noble Energy, Inc.	930,036
16,600	Range Resources Corp.	418,984
2,700	Seacor Holdings Inc.*	222,750
28,500	Southwestern Energy Co.* **	851,295
500	Todco-Class A*	17,300
		3,518,589
	Oil & Gas Services — 1.8%
53,800	Acergy SA, Sponsored ADR*	918,366
6,200	Lone Star Technologies Inc.*	299,956
7,800	Warrior Energy Service Corp.*	200,850
		1,419,172
	Packaging & Containers — 0.9%
13,000	Packaging Corp. of America	301,600
13,700	Sonoco Products Co.	460,868
		762,468
	Pharmaceuticals — 0.2%
1,700	King Pharmaceuticals, Inc.* **	28,951
6,000	Matrixx Initiatives, Inc.*	114,180
		143,131
	Pipelines — 1.0%
12,200	National Fuel Gas Co.	443,470
10,600	Oneok, Inc.	400,574
		844,044
	REITS — 7.6%
3,300	AMB Property Corp. REIT	181,863
26,900	American Home Mortgage Investment Corp. REIT	938,003
68,500	Anthracite Capital, Inc. REIT	880,910
3,500	Apartment Investment & Management Co. REIT Class A**	190,435

34                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	REITS — continued
2,300	Bre Properties Inc. REIT	137,379
2,100	Camden Property Trust REIT	159,621
3,700	CapitalSource, Inc. REIT**	95,534
2,900	Diamondrock Hospitality Co REIT	48,169
4,900	Duke Realty Corp. REIT	183,015
800	Essex Property Trust, Inc. REIT	97,120
1,600	Federal Realty Investment Trust REIT	118,880
600	Health Care Property Investors, Inc. REIT**	18,630
1,400	Home Properties Inc. REIT	80,024
3,100	Hospitality Properties Trust REIT	146,320
9,800	HRPT Properties Trust REIT	117,110
700	Istar Financial Inc. REIT	29,190
1,000	Kilroy Realty Corp. REIT	75,340
2,500	Lasalle Hotel Properties REIT	108,350
3,400	Liberty Property Trust REIT**	162,486
4,300	Longview Fibre Co REIT	87,376
200	Macerich Co. (The) REIT	15,272
2,700	Mack-Cali Realty Corp. REIT	139,860
2,700	New Century Financial Corp. REIT**	106,137
4,900	New Plan Excel Realty Trust REIT**	132,545
3,000	Novastar Financial, Inc. REIT**	87,570
2,500	Post Properties Inc. REIT	118,800
2,400	Potlatch Corp. REIT	89,040
26,300	RAIT Investment Trust REIT	758,755
3,300	Rayonier, Inc. REIT	124,740
3,400	Reckson Associates Realty Corp. REIT	145,520
1,900	Redwood Trust Inc. REIT**	95,703
2,600	Regency Centers Corp. REIT	178,776
600	SL Green Realty Corp. REIT**	67,020
1,800	Taubman Centers Inc. REIT	79,956
4,500	Trizec Properties, Inc. REIT	130,095
		6,125,544
	Retail — 4.5%
700	AnnTaylor Stores Corp.*	29,302
17,100	Autonation, Inc.*	357,390
2,100	BJ’s Wholesale Club, Inc.*	61,278
37,100	Bombay Co. (The), Inc.*	50,827
54,000	Casey’s General Stores, Inc.	1,202,580
12,400	Casual Male Retail Group, Inc.*	170,252
6,200	Claire’s Stores, Inc.	180,792
4,700	Dillard’s, Inc. Class A**	153,831
15,500	Factory Card & Party Outlet Corp.*	128,805
1,300	Family Dollar Stores, Inc.	38,012
11,200	Finlay Enterprises, Inc.*	73,920
13,500	Gander Mountain Co.* **	93,960

                                                            See accompanying notes to the financial statements.                                                        35

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Retail — continued
8,400	Payless Shoesource, Inc.*	209,160
36,500	PC Mall, Inc.*	262,435
1,900	Saks, Inc.	32,832
12,200	Sharper Image Corp.* **	125,660
26,200	Shoe Pavilion, Inc.*	191,260
21,600	Trans World Entertainment*	130,896
25,500	Wet Seal (The), Inc. Class A*	156,570
		3,649,762
	Savings & Loans — 0.5%
5,900	Downey Financial Corp.**	392,586
700	Sovereign Bancorp, Inc.	15,057
		407,643
	Semiconductors — 0.8%
300	Lam Research Corp.*	13,599
16,700	Nanometrics, Inc.* **	154,475
6,100	Omnivision Technologies, Inc.* **	87,047
39,400	Richardson Electronics, Ltd.	355,782
		610,903
	Software — 2.1%
69,200	Bsquare Corp.*	139,092
34,000	DocuCorp International, Inc.*	265,200
98,800	Indus International, Inc.*	247,988
15,600	JDA Software Group, Inc.*	240,552
36,100	Netmanage, Inc.*	181,944
39,000	Phoenix Technologies, Ltd.*	167,700
31,500	Plato Learning, Inc.*	200,655
28,300	QAD, Inc.	228,664
		1,671,795
	Telecommunications — 2.3%
107,750	Avaya, Inc.*	1,232,660
14,500	Eschelon Telecom, Inc.*	246,355
17,500	Talk America Holdings, Inc.* **	166,250
16,000	Tellabs, Inc.*	175,360
		1,820,625
	Textiles — 0.0%
16,800	Quaker Fabric Corp.*	18,816
	Toys, Games & Hobbies — 0.1%
14,700	Lenox Group, Inc.*	88,935

36                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Transportation — 1.6%
800	Amerco*	59,320
2,900	Arkansas Best Corp.	124,787
6,100	Con-way, Inc.	273,402
5,200	Laidlaw International	142,116
1,300	Overseas Shipholding Group	80,301
11,100	Ryder System, Inc.	573,648
800	Trico Marine Services Inc.*	27,000
		1,280,574
	TOTAL COMMON STOCKS (COST $79,275,381)	79,728,603
	INVESTMENT COMPANIES — 0.6%
3,313	iShares Russell Midcap Value Index Fund**	450,999
	TOTAL INVESTMENT COMPANIES (COST $449,938)	450,999

                                                            See accompanying notes to the financial statements.                                                        37

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 12.1%
	Repurchase Agreements — 4.2%
1,679,789	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.25%, with maturities from 12/26/06-07/15/32, valued at $1,757,339. Repurchase proceeds are $1,680,540.), 5.37%, due 10/02/06***	1,679,789
1,679,789	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.00%, with maturities from 02/09/07-04/28/16, valued at $1,726,350. Repurchase proceeds are $1,680,540.), 5.37%, due 10/02/06***	1,679,789
		3,359,578
	Certificates of Deposit — 7.9%
524,934	Abbey National PLC, 5.27%, due 10/04/06***	524,934
524,934	Bank of America Corp., 5.30%, due 11/20/06***	524,934
524,934	Bank of Montreal, 5.28%, due 10/16/06***	524,934
524,934	Barclays, 5.31%, due 10/20/06***	524,934
524,934	Canadian Imperial Bank of Commerce, 5.28%, due 10/30/06***	524,934
524,934	Lloyds TSB Bank, 5.27%, due 10/02/06***	524,934
524,934	Royal Bank of Canada, 5.30%, due 11/17/06***	524,934
524,934	Societe Generale, 5.29%, due 10/04/06***	524,934
1,049,868	Sun Trust Bank, 5.38%, due 10/02/06***	1,049,868
610,584	Svenska Handlesbanken, 5.35%, due 10/02/06***	610,584
524,935	UBS AG, 5.30%, due 10/27/06***	524,935
		6,384,859
	TOTAL SHORT-TERM INVESTMENTS (COST $9,744,437)	9,744,437
	TOTAL INVESTMENTS — 111.6%
	(Cost $89,469,756)	89,924,039
	Other Assets and Liabilities (net) — (11.6%)	(9,338,682)
	TOTAL NET ASSETS — 100.0%	$80,585,357

Notes to Schedule of Investments:
ADR — American Depository Receipt
REIT — Real Estate Investment Trust
*	Non-income producing security.
**	All or a portion of this security is out on loan.
***	Represents an investment of securities lending collateral.

38                                                        See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.9
Short-Term Investments	12.1
Investment Companies	0.6
Other Assets and Liabilities (net)	(11.6)
100.0%

                                                             See accompanying notes to the financial statements.                                                         39

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%
	Argentina — 0.1%
11,289	Banco Macro SA ADR	241,585
	Australia — 1.3%
6	Aristocrat Leisure, Ltd.	63
17,950	Austria & New Zealand Banking Group Ltd.	359,795
40,559	BHP Billiton, Ltd.	775,747
8,822	Commonwealth Bank of Australia	301,191
25,053	Foster’s Group, Ltd.	120,401
44,956	Investa Property Group	82,529
30,826	Mirvac Group	109,039
95,233	QBE Insurance Group, Ltd.	1,741,157
7,896	Rio Tinto, Ltd.	413,057
9,512	Santos, Ltd.	79,430
53,575	Telstra Corp., Ltd.	148,327
6,978	Woodside Petroleum, Ltd.	204,388
15,558	Woolworths, Ltd.	235,222
17,631	Zinifex, Ltd.	154,596
	Total Australia	4,724,942
	Austria — 0.1%
823	Austrian Airlines*	7,579
1,644	Boehler-Uddeholm AG	92,381
325	Flughafen Wien AG	26,888
128	Mayr Melnhof Karton AG	21,959
10	Oest Elektrizitatswirts-A	483
3,809	OMV AG	197,152
3,872	Voestalpine AG	159,751
	Total Austria	506,193
	Belgium — 0.8%
363	Colruyt SA	61,893
1,257	Delhaize Group	105,490
6,282	Dexia	162,576
55,136	Fortis	2,235,691
2,886	UCB SA	183,340
	Total Belgium	2,748,990
	Bermuda — 0.7%
22,866	Aquarius Platinum, Ltd.	363,697
5,600	Credicorp, Ltd.	235,088
121,000	Esprit Holdings, Ltd.	1,103,282
224,000	Li & Fung, Ltd.	556,532

40                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of toal net assets)
September 30, 2006 (Unaudited)

	Bermuda — continued
472,800	Pacific Basin Shipping, Ltd.	271,220
12,000	Yue Yuen Industrial Holdings	37,268
	Total Bermuda	2,567,087
	Brazil — 2.4%
10,300	Brasil Telecom Participacoes SA ADR	309,618
37,000	Cia de Bebidas das Americas ADR	1,679,060
52,100	Cia De Concessoes Ro	503,961
70,700	Cia Vale Do Rio Doce ADR	1,524,292
22,000	Petroleo Brasileiro ADR	1,844,260
31,300	Petroleo Brasileiro S.A. ADR	2,342,492
19,400	Souza Cruz SA	302,930
11,900	Ultrapar Particpac ADR	211,106
	Total Brazil	8,717,719
	Canada — 0.7%
3,900	Alcan, Inc.	155,734
6,200	Canadian Imperial Bank of Commerce	468,202
16,100	Canadian Natural Resources	735,118
6,500	Encana Corp.	303,021
7,000	Goldcorp, Inc.	165,392
1,100	Magna International, Inc. Class A	80,012
2,700	National Bank of Canada	147,627
9,600	Petro-Canada	387,304
3,000	Royal Bank of Canada	133,133
	Total Canada	2,575,543
	China — 0.6%
20,500	China Merchants Bank - H	28,886
651,000	China Shenhua Energy Co., Ltd.	1,047,649
1,094,000	Petrochina Co., Ltd.	1,176,518
	Total China	2,253,053
	Egypt — 0.3%
4,811	Eastern Tobacco	251,461
5,756	Orascom Construction GDR	499,621
7,300	Orascom Telecom Holdings GDR	414,275
	Total Egypt	1,165,357
	Finland — 0.6%
13,200	Fortum OYJ	351,310
3,300	Kesko OYJ	138,618
7,300	Metso OYJ	268,356
2,600	Neste Oil OYJ	75,488
25,500	Nokia OYJ	505,851

                                                             See accompanying notes to the financial statements.                                                         41

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Finland — continued
9,000	Outokumpu OYJ	229,497
7,400	Rautaruukki OYJ	212,320
13,800	Sampo OYJ Class A	287,390
100	Stora Enso OYJ	1,515
8,500	YIT OYJ	196,720
	Total Finland	2,267,065
	France — 12.0%
11,637	Alcatel A	141,957
2,470	Alstom*	223,245
7,400	Assurances Generales de France	930,833
11,342	AXA SA	417,806
83,743	BNP Paribas	9,001,011
65,196	Cap Gemini SA	3,454,616
16,600	Carrefour A.S.	1,047,828
4,746	Cie de Saint-Gobain	343,886
2,587	Compagnie Generale des Etablissements Michelin	189,415
57,966	Credit Agricole SA	2,543,561
10,614	Essilor International	1,085,707
1,379	Lafarge SA	177,829
2,981	L’Oreal	302,472
3,147	Lvmh Moet Hennessy Loui V SA	323,900
2,826	Pernod-Ricard	587,451
9,813	Peugeot SA	552,790
39,810	Renault SA	4,561,332
27,033	Sanofi-Aventis*	2,403,933
8,848	Sanofi-Aventis*	788,497
2,992	Schneider Electric SA	333,341
19,280	Societe Generale	3,065,079
59,639	Societe Television Francaise 1	1,903,047
5,384	Suez SA	236,524
96,676	Total SA	6,337,529
1,736	Vallourec	404,410
20,904	Vinci SA	2,324,956
	Total France	43,682,955
	Germany — 7.0%
1,900	Adidas AG	89,293
1,060	Allianz AG	183,259
7,362	Altana AG	406,232
7,062	Bankgesellschaft	53,227
41,643	Bayer AG	2,120,601
10,866	Bayerische Motoren Werke AG	581,413
565	Celesio AG	29,423
23,600	Commerzbank AG	793,720
18,600	Continental AG	2,154,468

42                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of toal net assets)
September 30, 2006 (Unaudited)

	Germany — continued
12,666	DaimlerChrysler AG	632,320
10,717	Deutsche Bank AG	1,291,869
3,487	Deutsche Boerse AG	523,875
55,300	Deutsche Lufthansa	1,170,557
8,896	Deutsche Post AG	233,268
23,209	E.ON AG	2,748,312
2,164	Hochtief AG	135,335
10,157	Man AG	858,702
1,306	Merck Kgaa	138,339
1,590	Metro AG	92,831
30,963	Muenchener Rueckver AG	4,891,423
504	Puma AG	171,741
19,330	RWE AG	1,781,377
2,932	Salzgitter AG	275,253
11,390	Sap AG	2,256,583
8,127	Suedzucker AG	200,544
27,204	Thyssenkrupp AG	915,620
12,902	TUI AG	266,074
6,464	Volkswagen AG	550,088
	Total Germany	25,545,747
	Hong Kong — 0.9%
13,000	Cheung Kong Holdings, Ltd.	139,555
702,700	China Netcom Group Corp Hong Kong, Ltd.	1,260,707
25,000	CLP Holdings, Ltd.	151,433
4,400	CNOOC, Ltd. ADR	366,476
18,000	Hang Lung Group, Ltd.	46,315
11,500	Hong Kong Exchanges and Clearing, Ltd.	83,901
27,500	Hongkong Electric Holdings	128,637
545,995	Sino Land Co.	966,952
	Total Hong Kong	3,143,976
	Hungary — 0.4%
1,380	Gedeon Richter Rt	284,459
8,100	MOL Hungarian Oil and Gas NyRt	737,136
6,900	MOL Hungarian Oil and Gas NyRt GDR	629,763
	Total Hungary	1,651,358
	India — 0.3%
14,100	Satyam Computer Services Ltd., ADR	545,529
12,600	State Bank of India GDR	693,000
	Total India	1,238,529
	Indonesia — 0.4%
1,332,100	Bank Mandiri	335,733

                                                             See accompanying notes to the financial statements.                                                         43

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Indonesia — continued
19,300	PT Telekomunikasi Indonesia ADR	697,888
489,000	United Tractors Tbk PT	320,699
	Total Indonesia	1,354,320
	Ireland — 0.8%
60,033	CRH Plc	2,029,689
9,013	CRH Plc	304,041
2,720	DCC Plc	67,878
20,483	Depfa Bank Plc	377,786
	Total Ireland	2,779,394
	Israel — 0.2%
122,871	Bank Hapoalim, Ltd.	580,533
45,000	Israel Chemicals, Ltd.	219,408
	Total Israel	799,941
	Italy — 3.6%
44,766	Banca Monte Dei Paschi Siena Spa	271,061
9,189	Banco Popolare Di Verona E N	253,639
24,900	Buzzi Unicem Spa	588,260
209,126	ENI Spa	6,190,955
22,865	Fiat Spa*	364,080
20,855	Fondiaria-Sai Spa	913,801
10,100	Fondiaria-Sai Spa	332,649
20,700	Italcementi Spa	523,648
397,020	UniCredito Italiano Spa*	3,291,645
26,084	UniCredito Italiano Spa*	215,103
	Total Italy	12,944,841
	Japan — 19.6%
1,060	Acom Co., Ltd.	45,250
12,400	Aeon Co., Ltd.	304,053
5,700	Astellas Pharma, Inc.	229,323
50,600	Canon, Inc.	2,640,037
8	Central Japan Railway, Co.	85,377
7,000	Chiyoda Corp.	136,958
16,400	Chubu Electric Power Co., Inc.	426,443
6,000	Daido Steel Co., Ltd.	43,857
6,450	Daiei, Inc.*	114,179
11,500	Daiichi Sanyko Co., Ltd.	326,303
26,000	Daikyo, Inc.*	135,874
4,000	Daiwa House Industry Co., Ltd.	69,284
52,000	Daiwa Securities Group, Inc.	606,920
29	East Japan Railway, Co.	202,888
4,300	Eisai Co., Ltd.	207,962
32,000	Fuji Heavy Industries, Ltd.	182,137

44                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of toal net assets)
September 30, 2006 (Unaudited)

	Japan — continued
8,000	Fujikura, Ltd.	87,613
65,500	Haseko Corp.*	225,795
92,000	Honda Motor Co., Ltd.	3,093,550
47,500	Hoya Corp.	1,790,327
1,400	Ibiden Co., Ltd.	73,993
8,900	Isetan Co., Ltd.	150,237
52,000	Ishikawajima-Harima Heavy Industries Co., Ltd.	158,997
35,000	Isuzu Motors, Ltd.	114,725
70,000	Itochu Corp.	542,498
25,000	Japan Steel Works, Ltd./The	171,092
617	Japan Tobacco, Inc.	2,398,704
77,000	JFE Holdings, Inc.	3,019,608
19,900	Kansai Electric Power	459,302
6,000	Kao Corp.	160,081
46,000	Kawasaki Heavy Industries, Ltd.	152,340
4,000	Keisei Electric Co.	24,529
26	Kenedix, Inc.	145,123
55,000	Kobe Steel, Ltd.	172,829
36,000	Komatsu Ltd.	622,030
3,600	Konami Corp.	91,475
17,000	Kubota Corp.	139,669
7,100	Kyushu Electric Power	167,780
25,500	LEOPALACE21 Corp.	930,886
62,000	Marubeni Corp.	308,779
29,000	Mazda Motor Corp.	175,869
41,700	Mitsubishi Co.	784,094
19,000	Mitsubishi Estate Co., Ltd.	415,195
87,000	Mitsubishi Heavy Industries, Ltd.	360,335
56,000	Mitsubishi Materials Corp.	230,991
28,000	Mitsubishi Rayon Co., Ltd.	184,983
393	Mitsubishi UFJ Financial Group Inc.	5,059,586
231,000	Mitsui & Co., Ltd.	2,938,737
118,000	Mitsui Chemicals, Inc.	849,532
8,000	Mitsui Fudosan Co., Ltd.	181,934
246,000	Mitsui O.S.K. Lines, Ltd.	1,818,981
38,000	Mitsui Trust Holding, Inc.	432,575
102	Mizuho Financial Group Inc.	791,361
8,000	NGK Insulators, Ltd.	112,480
7,000	NGK Spark Plug Co., Ltd.	139,034
17,000	Nikko Cordial Corp.	197,264
14,000	Nikon Corp.	289,332
1,300	Nintendo Co., Ltd.	268,005
335	Nippon Telegraph & Telephone Corp.	1,645,704
17,000	Nippon Yusen KK	103,528
100,800	Nissan Motor Company, Ltd.	1,129,534
3,500	Nisshin Seifun Group, Inc.	36,522

                                                             See accompanying notes to the financial statements.                                                         45

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Japan — continued
25,500	Nitto Denko Corp.	1,511,879
140,800	Nomura Holdings, Inc.	2,480,532
247	NTT DoCoMo, Inc.	380,756
1,700	Ono Pharmaceutical Co., Ltd.	75,738
19,510	Orix Corp.	5,395,346
74,000	Osaka Gas Co., Ltd.	258,231
900	Promise Company, Ltd.	35,828
187	Resona Holdings, Inc.	560,691
28,000	Ricoh Company, Ltd.	557,320
3,400	Seven & I Holdings Co., Ltd.	109,431
100,000	Sharp Corp.	1,715,157
5,200	Shinko Electric Industries	144,903
15,500	Softbank Corp.	320,988
14,400	Sony Corp.	583,001
25,000	Sumitomo Corp.	311,904
79,000	Sumitomo Heavy Industries	661,763
13,000	Sumitomo Light Metal Industries	27,197
30,000	Sumitomo Metal Mining Co., Ltd.	393,343
620	Sumitomo Mitsui Financial Group	6,511,667
10,000	Sumitomo Realty & Development Co., Ltd.	293,906
20,000	Sumitomo Trust & Banking Co.	209,376
4,000	Taisho Pharmaceutical Co., Ltd.	76,737
11,000	Takashimaya Co., Ltd.	139,754
32,200	Takeda Pharmaceutical Co., Ltd.	2,010,028
7,800	Tohoku Electric Power	170,779
4,700	Tokyo Electric Power Company	135,349
2,700	Tokyo Electron, Ltd.	199,644
55,000	Tokyo Gas Co., Ltd.	275,780
10,000	TonenGeneral Sekiyu KK	90,374
24,000	Toray Industries, Inc.	180,714
25,000	Toshiba Corp.	162,199
112,700	Toyota Motor Corp.	6,128,268
2,540	Yamada Denki Co., Ltd.	254,721
6,000	Yaskawa Electric Corp.	58,951
	Total Japan	71,526,638
	Kazakhstan — 0.0%
5,400	KazMunaiGas Exploration GDR*	79,056
	Mexico — 1.8%
101,700	America Movil SA de CV Class L, ADR	4,003,929
20,530	Cemex SAB de CV ADR	617,542
9,000	Desarrolladora Homex S.A. ADR	339,840
83,500	Grupo Mexico SAB de CV	261,385
14,600	Grupo Televisa SA ADR	310,396
72,400	Kimberly-Clark de Mexico SAB de CV	292,924

46                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of toal net assets)
September 30, 2006 (Unaudited)

	Mexico — continued
174,600	Wal-Mart de Mexico SA de CV	593,707
	Total Mexico	6,419,723
	Morocco — 0.1%
21,000	Maroc Telecom	324,222
	Netherlands — 5.5%
42,588	Abn Amro Holding NV	1,240,812
34,808	Aegon NV	652,136
6,831	Akzo Nobel*	420,371
6,650	Burhmann NV*	100,160
832	Corio NV	60,549
3,090	Euronext NV	300,028
60,140	European Aeronautic Defence and Space Co. NV	1,727,816
40,126	Hagemeyer NV*	195,186
2,216	Heineken Holding NV*	86,993
12,154	Heineken NV*	555,337
225,646	ING Groep NV*	9,915,688
15,225	Koninklijke Ahold NV*	161,619
3,129	Koninklijke DSM NV	137,103
63,377	Mittal Steel Co. NV	2,210,989
25,810	Reed Elsevier NV*	429,937
13,995	Royal Dutch Shell Plc Class A	460,621
33,835	Royal Dutch Shell Plc Class A	1,113,087
4,056	TNT NV	153,676
15,200	Trader Media East, Ltd. GDR	118,560
511	Wereldhave NV	55,733
	Total Netherlands	20,096,401
	Norway — 0.4%
51,247	Norsk Hydro Asa	1,145,828
11,000	Statoil Asa	260,292
	Total Norway	1,406,120
	Philippines — 0.1%
9,400	Philippine Long Distance Telephone Co., ADR	409,464
	Russia — 0.6%
9,898	Evraz Group SA GDR	233,098
8,196	LUKOIL ADR	631,092
8,100	LUKOIL ADR	611,550
14,400	Mobile Telesystems ADR	543,888
	Total Russia	2,019,628

                                                             See accompanying notes to the financial statements.                                                         47

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Shares	Description	Value ($)
	Singapore — 0.4%
66,000	Capitaland, Ltd.	210,098
34,000	DBS Group Holdings, Ltd.	411,498
61,000	Flextronics International, Ltd.*	771,040
20,000	MobileOne, Ltd.	26,601
	Total Singapore	1,419,237
	South Africa — 0.7%
112,294	Edgars Consolidated Stores	433,671
13,723	Kumba Resources, Ltd.	233,188
73,300	Murray & Roberts Holdings	301,951
47,900	Salam, Ltd.	105,442
108,300	Standard Bank Group, Ltd.	1,084,791
128,400	Steinhoff International Holdings, Ltd.	415,044
	Total South Africa	2,574,087
	South Korea — 2.9%
1,522	Hite Brewery Co., Ltd.	188,139
11,490	Hyundai Mobis	1,181,170
15,859	Hyundai Motor Co., Ltd. GDR*	400,440
18,550	Kangwon Land, Inc.	391,970
6,200	Kookmin Bank	488,664
20,400	Kookmin Bank ADR	1,591,812
9,300	KT Corp., ADR	199,671
13,992	LG Electronics, Inc. GDR, 144A	267,570
18,717	Lotte Shopping Co., GDR, 144A	331,231
2,100	POSCO	543,582
20,100	POSCO ADR	1,305,093
5,932	Samsung Electronics GDR, 144A	2,080,744
2,740	Samsung Electronics GDR, 144A	961,740
2,100	Shinhan Financial Group ADR	188,580
3,500	Shinhan Financial Group Co., Ltd.	157,713
3,960	SK Corp.	263,163
	Total South Korea	10,541,282
	Spain — 1.8%
2,368	ACS Actividades Cons Y Serv	112,187
17,796	Banco Bilbao Bizcaya Argenta	410,735
97,769	Banco Bilbao Vizcaya Argenta	2,260,242
837	Fomento De Construc Y Contra	66,797
15,007	Iberdrola SA	671,057
103,585	Repsol VPF SA	3,079,647
	Total Spain	6,600,665
	Sweden — 0.5%
14,400	Atlas Copco AB	378,247
14,200	Boliden AB	269,330

48                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Sweden — continued
16,500	Electrolux AB Series B	267,925
9,800	Nordea Bank AB	128,375
21,000	Sandvik AB	240,702
10,800	Skandinaviska Enskilda Banken AB	290,317
5,300	Svenska Cellulosa AB	242,995
6,800	Tele2 AB	68,663
	Total Sweden	1,886,554
	Switzerland — 9.8%
273,437	ABB, Ltd.	3,587,096
5,100	Alcon, Inc.	583,950
5,025	Compagnie Financiere Richemont AG	241,242
110,553	Credit Suisse Group	6,378,651
11,065	Nestle SA	3,847,315
4,051	Nobel Biocare Holding AG	994,214
45,686	Novartis AG	2,659,658
27,635	Roche Holding AG	4,764,693
185	Roche Holding AG-Bearer	35,113
200	Serono SA B	172,256
20,742	Swiss Reinsurance	1,583,005
90,562	UBS AG	5,402,159
96,771	Xstrata Plc	3,989,448
5,519	Zurich Financial Services	1,352,297
	Total Switzerland	35,591,097
	Taiwan — 1.7%
85,000	Advantech Co., Ltd.	244,747
619,000	AU Optronics Corp.	876,204
660,000	Chinatrust Financial Holding	492,545
2,346	Chunghwa Telecom Co., Ltd., ADR	40,609
50,565	Fubon Financial Holding GDR	417,161
43,160	HON HAI Precision Industry Co., Ltd. GDR	513,604
118,613	Quanta Computer, Inc. GDR	849,349
203,150	Taiwan Semiconductor ADR	1,950,240
93,000	Taiwan Semiconductor Manufacturing Co. Ltd.	167,750
1,254,000	United Microelectronics Corp.	702,823
	Total Taiwan	6,255,032
	Thailand — 0.1%
76,800	Kasikornbank Plc	140,992
179,100	Thai Union Frozen Products Plc	114,365
	Total Thailand	255,357

                                                             See accompanying notes to the financial statements.                                                         49

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Turkey — 0.3%
23,898	Enka Insaat Ve Sanayi A.S.	175,384
70,158	Turkcell Iletisim Hizmet AS ADR	933,101
	Total Turkey	1,108,485
	United Kingdom — 14.8%
4,305	Alliance & Leicester Plc	87,331
26,091	Allicance Boots Plc	377,709
38,629	Anglo American Plc	1,611,267
81,681	Astrazeneca Plc	5,092,988
176,338	Aviva Plc	2,579,128
205,409	BAE Systems Plc	1,516,550
206,459	Barclays Plc	2,599,315
15,862	Barratt Developments Plc	315,850
16,588	BBA Group Plc	82,499
65,810	BG Group Plc	797,814
18,267	BHP Billiton Plc	314,603
64,000	BP Plc	695,774
144,611	British American Tobacco Plc	3,900,621
168,469	BT Group Plc	843,374
36,080	Cadbury Schweppes Plc	383,144
118,141	Centrica Plc	717,767
43,606	Cobham Plc	147,839
31,112	Compass Group Plc	155,895
86,289	DSG International Plc	352,992
33,539	George Wimpey Plc	324,523
101,507	Glaxosmithkline Plc	2,696,254
11,894	Gus Plc	214,620
11,433	Hanson Plc	165,191
150,822	HBOS Plc	2,977,865
7,491	IMI Plc	70,909
49,163	Imperial Chemical Inds Plc	364,811
20,996	Imperial Tobacco Group Plc	698,107
45,271	Kingfisher Plc	207,393
18,389	Ladbrokes Plc	133,620
20,442	Lloyds TSB Group Plc	206,006
279,719	Man Group Plc	2,340,805
175,293	Marks & Spencer Group Plc	2,103,793
13,965	Next Plc	494,589
70,500	Old Mutual Plc	220,582
79,400	Rio Tinto Plc	3,747,926
30,620	Rolls-Royce Group Plc*	259,101
167,331	Royal & Sun Alliance Insurance Group	465,723
135,942	Royal Bank of Scotland Group	4,669,825
23,179	Royal Dutch Shell Plc Class B	784,978
45,827	SABMiller Plc	854,313
216,526	Sainsbury (J) Plc	1,518,746

50                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

25,746	Scottish Power Plc	313,321
	United Kingdom — continued
9,493	Smiths News Plc	21,323
51,467	Standard Chartered Plc	1,315,165
7,703	Tate & Lyle Plc	103,528
48,418	Taylor Woodrow Plc	320,844
4,088	The Berkeley Group Holdings Unit	102,707
28,376	Tomkins Plc	125,489
13,651	United Utilities Plc	179,898
1,393,765	Vodafone Group Plc	3,182,758
9,493	WH Smith plc*	63,792
31,098	WM Morrison Supermarkets Plc	141,303
	Total United Kingdom	53,962,268
	TOTAL COMMON STOCKS (COST $345,364,742)	343,383,911
	PREFERRED STOCKS — 0.9%
	Brazil — 0.6%
9,160,400	Aes Tiete SA	242,618
13,800	Bradespar SA	462,119
36,934	Cia Vale Do Rio Doce	683,900
21,600	Iochpe Maxion SA	155,210
154,000	Klabin SA	326,301
16,600	Telemar Norte Leste SA	353,409
	Total Brazil	2,223,557
	Germany — 0.2%
795	Fresenius AG	141,724
989	Henkel Kgaa-Vorzug	137,384
5,167	Volkswagen AG	305,338
	Total Germany	584,446
	Italy — 0.0%
30,909	Unipol	91,425
	South Korea — 0.1%
500	Samsung Electronics Co., Ltd.	262,546
	TOTAL PREFERRED STOCKS (COST $3,219,909)	3,161,974
	WARRANTS — 1.2%
	Bahama Islands — 0.6%
78,717	Credit Suisse First Boston/Nassau	2,077,105
	Luxembourg — 0.4%
26,543	Infosys Technologies, Ltd. Warrants, Expires 8/21/2009, 144A	1,071,169
1,874	Largan Precision Co., Ltd. Warrants, Expires 1/20/2010	38,230

                                                             See accompanying notes to the financial statements.                                                         51

MGI Non-US Core Equity Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

610,837	United Microelectronics Corp. Warrants, Expires 3/22/2007	342,069
	Total Luxembourg	1,451,468
	Taiwan — 0.2%
92,000	Foxconn Technology Co., Ltd. Warrants, Expires 08/22/2008	824,320
	TOTAL WARRANTS (COST $4,285,222)	4,352,893
	TOTAL INVESTMENTS — 96.4% (Cost $352,869,873)	350,898,778
	Other Assets and Liabilities (net) — 3.6%	13,064,943
	TOTAL NET ASSETS — 100.0%	$363,963,721

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,712,454 or 1.3% of net assets.

ADR — American Depository Receipt
GDR — Global Depository Receipt
*	Non-income producing security.

v

52                                                         See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)

September 30, 2006 (Unaudited)

Futures Contracts

				Net
Number of			Contract	Unrealized
Contracts	Type	Expiration Date	Value	Appreciation
Buys
34	Dow Jones Euro Stoxx 50 Index	December 2006	$1,685,310	$63,788
10	FTSE 100 Index	December 2006	1,118,248	23,233
8	Topix Index	December 2006	1,094,312	17,007
				$104,028

                                                                                                                                                                                                       53

MGI Non-US Core Equity Fund

Schedule of Investments
September 30, 2006 (Unaudited)

Industry Sector Summary	% of Net Assets
Banks	19.8
Oil & Gas	8.8
Insurance	7.2
Chemicals	6.4
Diversified Financial Services	6.2
Auto Parts & Equipment	5.5
Machinery - Diversified	4.1
Telecommunications	3.9
Mining	3.9
Retail	2.7
Electrical Components & Equipment	2.7
Electric	2.3
Internet	2.3
Pharmaceuticals	2.2
Agriculture	2.1
Building Materials	2.0
Iron & Steel	1.7
Food	1.4
Transportation	1.3
Beverages	1.2
Import/Export	1.0
Real Estate	0.9
Aerospace & Defense	0.9
Rubber - Tires	0.6
Broadcast Services & Programs	0.6
Distribution & Wholesale	0.5
Electronics	0.5
Leisure Time	0.4
Semiconductors	0.3
Coal	0.3
Forest Products & Paper	0.2
Engineering & Construction	0.2
Metal Fabricate & Hardware	0.2
Home Furnishings	0.2
Health Care-Products	0.2
Software	0.1
Entertainment	0.1
Commercial Services	0.1
Home Builders	0.1
Textiles	0.1
Photography Equipment & Supplies	0.1
Toys, Games & Hobbies	0.1
Apparel	0.1
Water	0.0
Airport Maintenance & Development	0.0
100.0%

54                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 116.8%
	Asset Backed Securities — 14.6%
603,021	Aames Mortgage Investment Trust, Series 2006-1, Class A1, 5.08%, due 04/25/36†	603,482
983,452	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 5.63%, due 11/25/34†	986,815
1,200,000	Bank One Issuance Trust, Series 2003-A6, Class A6, 5.44%, due 02/15/11†	1,202,947
132,763	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.77%, due 02/28/44†	133,082
341,752	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.42%, due 05/28/44†	342,474
316,241	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 5.49%, due 09/25/35†	316,480
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.23%, due 09/25/35†	600,753
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.32%, due 09/25/35†	602,102
286,684	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.72%, due 12/25/42†	287,348
275,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	272,597
764,695	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 5.36%, due 05/25/36†	765,229
950,000	Chase Credit Card Master Trust, Series 2001-6, Class A, 5.46%, due 03/16/09†	950,780
250,000	Chase Issuance Trust, Series 2004-9A, Class A, 3.22%, due 06/15/10	245,201
825,000	Chase Issuance Trust, Series 2006-A3, Class A3, 5.32%, due 07/15/11†	825,730
1,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	1,004,756
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	921,099
73,893	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.68%, due 06/25/35†	73,980
647,533	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 5.42%, due 05/25/36†	648,079
309,731	Countrywide Asset-Backed Certificates, Series 2005-AB3, Class 2A1, 5.45%, due 02/25/36†	309,978
1,525,000	Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A1, 5.38%, due 07/25/36	1,525,000
1,250,000	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 5.41%, due 07/25/36	1,250,000
505,410	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 5.57%, due 12/15/35†	505,995
950,000	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	949,189
875,000	Discover Card Master Trust I, Series 2005-1, Class A, 5.34%, due 09/16/10†	875,818
155,433	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.73%, due 12/25/32†	155,884
734,072	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 5.46%, due 03/25/36†	734,722
132,893	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, due 03/15/08	132,093
278,467	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	276,420
1,325,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A3, 5.26%, due 10/15/10	1,329,554
339,944	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.55%, due 07/25/30†	340,254
750,213	GSAA Trust, Series 2006-5, Class 2A1, 5.03%, due 03/25/36†	749,772
835,716	GSAA Trust, Series 2006-9, Class A1, 5.13%, due 06/25/36†	835,847

                                                            See accompanying notes to the financial statements.                                                        55

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Asset Backed Securities — continued
925,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3, 5.24%, due 01/15/12	928,833
43,647	Home Equity Mortgage Trust, Series 2005-4, Class A2A, 5.44%, due 01/25/36†	43,676
17,514	Honda Auto Receivables Owner Trust, Series 2003-5, Class A3, 2.30%, due 10/18/07	17,500
213,356	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	210,886
900,000	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	897,212
885,356	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 5.14%, due 07/25/28†	885,977
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	923,830
1,275,000	MBNA Credit Card Master Note Trust, Series 2006-A4, Class A4, 5.32%, due 09/15/11†	1,276,118
1,144,037	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 5.34%, due 07/25/36†	1,144,755
84,714	Nissan Auto Receivables Owner Trust, Series 2003-C, Class A4, 2.70%, due 12/17/07	84,470
661,084	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	656,064
1,150,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	1,150,734
866,897	RAAC Series, Series 2006-RP2, Class A, 144A, 5.57%, due 02/25/37†	868,117
500,843	Residential Asset Securities Corp., Series 2005-AHL3, Class A1, 5.06%, due 11/25/35†	501,240
990,052	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 5.12%, due 06/25/36†	990,750
1,503,020	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 5.38%, due 07/25/36	1,503,971
382,600	SACO I, Inc., Series 2005-7, Class A, 5.67%, due 09/25/35†	382,908
854,180	SACO I, Inc., Series 2006-6, Class A, 5.28%, due 06/25/36†	854,716
1,201,021	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR3, Class A1, 5.44%, due 05/25/36	1,201,774
345,647	SLM Student Loan Trust, Series 2005-10, Class A1, 5.46%, due 04/25/12†	345,770
675,029	SLM Student Loan Trust, Series 2006-3, Class A1, 5.47%, due 01/25/13†	675,491
1,300,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.43%, due 07/25/17†	1,299,067
1,100,000	SLM Student Loan Trust, Series 2006-8, Class A1, 5.38%, due 04/25/12	1,100,000
723,948	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 5.48%, due 12/25/35†	724,537
624,436	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 5.41%, due 01/25/36†	624,937
383,728	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 5.38%, due 04/25/36†	383,992
93,377	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	87,387
1,157,526	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 144A, 5.43%, due 02/25/36†	1,157,888
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	519,891
49,564	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, 5.50%, due 10/25/35†	49,599
635,418	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	629,503
		42,875,053

56                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — 19.2%
45,000	Aes Corp., 7.75%, due 03/01/14	47,025
260,000	Aiful Corp., Senior Note, 144A, 5.00%, due 08/10/10	253,034
530,000	Altria Group, Inc., 7.00%, due 11/04/13	578,685
330,000	Amerada Hess Corp., 7.30%, due 08/15/31	372,720
10,000	American Real Estate Partners, LP, Senior Note, 8.13%, due 06/01/12	10,300
10,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	10,000
20,000	Amerigas Partners, LP, Senior Note, 7.25%, due 05/20/15	20,025
290,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	332,588
310,000	Anadarko Petroleum Corp., Senior Note, 5.79%, due 09/15/09	310,629
170,000	Anheuser-Busch Cos., Inc., 4.95%, due 01/15/14	167,328
260,000	Apache Finance Canada, 4.38%, due 05/15/15	241,228
21,000	Ashtead Capital, Inc., 144A, 9.00%, due 08/15/16	21,945
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	414,617
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	71,370
430,000	Bank of America Corp., 5.38%, due 08/15/11	434,219
975,000	Bank of America Corp., Senior Note, 5.40%, due 03/24/09†	976,356
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	49,063
1,670,000	Barclays Bank PLC/NY, 5.40%, due 03/13/09†	1,671,279
40,000	Beazer Homes USA, Inc., Senior Note, 8.38%, due 04/15/12	40,000
10,000	BellSouth Corp., 4.75%, due 11/15/12	9,552
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	23,433
445,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	432,657
5,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 7.50%, due 08/15/13	5,137
10,000	Bio-Rad Laboratories, Inc., Senior Subordinated Note, 6.13%, due 12/15/14	9,500
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	29,175
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	21,561
20,000	BSKYB Finance UK PLC, 144A, 6.50%, due 10/15/35	19,638
85,000	Cablevision Systems Corp., Series B, Senior Note, 9.62%, due 04/01/09†	90,844
115,000	Centerpoint Energy, Inc., Series B, Senior Note, 7.25%, due 09/01/10	121,677
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	51,837
15,000	Chesapeake Energy Corp., Senior Note, 6.88%, due 11/15/20	14,250
10,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	9,600
5,000	Chesapeake Energy Corp., Senior Note, 6.25%, due 01/15/18	4,662
210,000	Chevrontexaco Capital Co., Guaranteed Senior Note, 3.50%, due 09/17/07	206,786
45,000	Cincinnati Bell, Inc., 7.00%, due 02/15/15	44,325
5,000	Cincinnati Bell, Inc., Senior Note, 7.25%, due 07/15/13	5,137
200,000	Citigroup, Inc., 6.13%, due 08/25/36	206,414
430,000	Citigroup, Inc., 5.10%, due 09/29/11	429,158
960,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	931,928
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	77,466
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	616,730
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	90,362
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	158,193
10,000	Colorado Interstate Gas Co., Senior Note, 6.80%, due 11/15/15	10,128
105,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	119,924

                                                            See accompanying notes to the financial statements.                                                        57

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — continued
65,000	Comcast Corp., 7.05%, due 03/15/33	69,820
780,000	Comcast Corp., 6.50%, due 01/15/15	815,519
230,000	Comcast Corp., 6.50%, due 01/15/17	240,534
20,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	19,400
700,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	809,728
20,000	Consol Energy, Inc., Senior Note, 7.88%, due 03/01/12	20,700
140,000	Credit Suisse USA, Inc., 5.50%, due 08/16/11	141,405
40,000	Csc Holdings, Inc., 7.88%, due 02/15/18	41,700
150,000	D.R. Horton, Inc., 6.13%, due 01/15/14	146,583
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	410,936
55,000	Davita, Inc., 7.25%, due 03/15/15**	54,312
100,000	Depfa ACS Bank, 3.63%, due 10/29/08	97,398
20,000	Deutsche Telekom International Finance BV, 8.25%, due 06/15/30††	24,504
230,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16**	225,432
410,000	Devon Energy Corp., Senior Note, 7.95%, due 04/15/32	507,826
25,000	Di Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	26,000
35,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	36,444
370,000	Dominion Resources, Inc., 5.70%, due 09/17/12	372,694
275,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	273,404
430,000	Duke Energy Corp., 5.63%, due 11/30/12	436,684
35,000	E*Trade Financial Corp., 7.38%, due 09/15/13	35,962
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,630
30,000	Echostar DBS Corp., 6.63%, due 10/01/14	28,612
15,000	Echostar DBS Corp., 6.38%, due 10/01/11	14,644
35,000	Echostar DBS Corp., Senior Note, 144A, 7.13%, due 02/01/16	33,994
20,000	Echostar DBS Corp., Senior Note, 144A, 7.00%, due 10/01/13	19,566
200,000	El Paso Corp., 7.75%, due 01/15/32	206,000
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	218,462
430,000	El Paso Performance Linked Trust, 144A, 7.75%, due 07/15/11	443,975
350,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	366,323
15,000	Entercom Radio LLC, 7.63%, due 03/01/14	14,719
50,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	48,948
390,000	Exelon Corp., Senior Note, 5.63%, due 06/15/35	369,494
200,000	Firstenergy Corp., Series B, 6.45%, due 11/15/11	208,861
430,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	498,671
50,000	Fisher Scientific International, Inc., Senior Subordinated Note, 6.13%, due 07/01/15	49,875
30,000	Florida Power & Light Co., 4.95%, due 06/01/35	26,796
60,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31**	46,650
2,080,000	Ford Motor Credit Co., 7.38%, due 10/28/09	2,022,708
1,000	Fresenius Medical Care Capital Trust II, 7.88%, due 02/01/08	10,200
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,033,001
1,800,000	General Electric Capital Corp., 4.13%, due 09/01/09	1,756,962
300,000	General Electric Capital Corp., 3.50%, due 08/15/07	295,807
160,000	General Electric Capital Corp., (MTN), 4.25%, due 01/15/08	158,267
600,000	General Electric Capital Corp., Series A, (MTN), 5.55%, due 01/15/08†	600,777
1,680,000	General Motors Acceptance Corp., 6.13%, due 08/28/07	1,677,971

58                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — continued
60,000	General Motors Acceptance Corp., (MTN), 4.38%, due 12/10/07	58,593
80,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08	78,424
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	98,097
120,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09**	117,090
70,000	General Motors Corp., 8.38%, due 07/15/33**	60,900
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23**	87,125
20,000	Georgia Gulf Corp., Senior Note, 144A, 9.50%, due 10/15/14	19,925
150,000	Glitnir Banki HF, 144A, 6.33%, due 07/28/11	153,259
320,000	Glitnir Banki HF, Subordinated Note, 144A, 6.69%, due 06/15/16†	327,559
230,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	224,928
70,000	Goldman Sachs Group, Inc., Subordinated Note, 5.00%, due 01/15/11**	69,290
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14**	29,625
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,150
15,000	H&E Equipment Services, 144A, 8.38%, due 07/15/16	15,450
75,000	HBOS PLC, Senior Note, 144A, (MTN), 3.13%, due 01/12/07	74,534
55,000	HBOS Treasury Services PLC, 144A, 3.50%, due 11/30/07	53,955
62,000	HCA, Inc., 6.50%, due 02/15/16	49,910
9,000	HCA, Inc., 6.30%, due 10/01/12	7,639
20,000	HCA, Inc., 5.75%, due 03/15/14	15,750
25,000	HCA, Inc., 5.50%, due 12/01/09	25,094
20,000	Hertz Corp., Senior Note, 144A, 8.88%, due 01/01/14	21,050
35,000	Historic TW, Inc., Guaranteed Note, 6.95%, due 01/15/28	36,178
45,000	Horizon Lines LLC, Senior Note, 9.00%, due 11/01/12	46,575
370,000	HSBC Finance Corp., 6.38%, due 10/15/11	387,150
730,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	725,194
100,000	ILFC E-Capital Trust I, 144A, 5.90%, due 12/21/65†	100,826
40,000	Intelsat Bermuda, Ltd., Senior Note, 144A, 9.25%, due 06/15/16	42,250
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	53,005
30,000	Jacuzzi Brands, Inc., 9.63%, due 07/01/10	31,950
90,000	JP Morgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	87,944
1,040,000	JP Morgan Chase & Co., Global Subordinated Note, 5.13%, due 09/15/14	1,021,455
75,000	JP Morgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	73,249
210,000	JP Morgan Chase & Co., Senior Note, 5.60%, due 06/01/11	213,748
30,000	Kabel Deutschland GMBH, 144A, 10.63%, due 07/01/14	32,325
100,000	Kaupthing Bank Hf, 144A, 7.13%, due 05/19/16	105,301
310,000	Kaupthing Bank Hf, Senior Note, 144A, 5.73%, due 04/11/11	310,412
5,000	KCS Energy, Inc., Senior Note, 7.13%, due 04/01/12	4,825
650,000	Kerr-McGee Corp., 7.88%, due 09/15/31	789,019
20,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	21,226
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,715
30,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.30%, due 02/01/09	30,499
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	57,070
5,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	4,887
40,000	Lamar Media Corp., Senior Subordinated Note, 7.25%, due 01/01/13	40,450
5,000	Lamar Media Corp., Senior Subordinated Note, 144A, 6.63%, due 08/15/15	4,819
540,000	Landsbanki Islands HF, 144A, 6.10%, due 08/25/11	546,226

                                                            See accompanying notes to the financial statements.                                                        59

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — continued
150,000	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank, Guaranteed Note, 4.25%, due 09/15/10	146,614
370,000	Lehman Brothers Holdings, Inc., Global Note, 4.00%, due 01/22/08	364,216
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	736,339
75,000	Lyondell Chemical Co., Senior Note, 8.25%, due 09/15/16	76,500
60,000	Lyondell Chemical Co., Senior Note, 8.00%, due 09/15/14	61,050
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	47,738
100,000	May Department Stores Co. (The), 8.50%, due 06/01/19	118,065
50,000	May Department Stores Co. (The), 8.13%, due 08/15/35	54,119
10,000	May Department Stores Co. (The), 7.88%, due 03/01/30	11,333
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	26,585
85,000	MGM Mirage, 8.38%, due 02/01/11	89,042
20,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	19,850
640,000	Morgan Stanley, 5.63%, due 01/09/12	649,025
245,000	Morgan Stanley, 5.05%, due 01/21/11	243,008
90,000	Morgan Stanley, 3.63%, due 04/01/08	87,947
1,075,000	Morgan Stanley, (MTN), 5.44%, due 03/07/08†	1,076,298
175,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	185,197
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	100,994
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	126,195
40,000	New England Telephone & Telegraph Co., 7.88%, due 11/15/29	43,534
160,000	News America, Inc., 6.20%, due 12/15/34	153,315
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	53,374
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	70,927
50,000	Northrop Grumman Corp., Senior Note, 4.08%, due 11/16/06	49,919
20,000	Northwest Pipeline Corp., Senior Note, 8.13%, due 03/01/10	20,900
30,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	29,887
30,000	Omnicare, Inc., Senior Subordinated Note, 6.13%, due 06/01/13	28,500
75,000	Oracle Corp. and Ozark Holding, Inc., 5.25%, due 01/15/16	73,939
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,250
250,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	252,294
35,000	PanAmSat Corp., Senior Note, 144A, 9.00%, due 06/15/16	36,225
15,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	14,850
20,000	Pemex Project Funding Master Trust, 144A, 6.63%, due 06/15/35	19,675
210,000	Petrobras International Finance Co., Note, 6.13%, due 10/06/16	209,595
20,000	Plains Exploration & Production Co., 7.13%, due 06/15/14	21,000
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	31,050
420,000	Prologis REIT, 5.50%, due 04/01/12	419,587
45,000	Prudential Financial, Inc., 4.10%, due 11/15/06††	44,942
20,000	Qwest Corp., 8.64%, due 06/15/13†	21,500
15,000	Qwest Corp., 7.88%, due 09/01/11	15,825
65,000	Qwest Corp., 144A, 7.50%, due 10/01/14	67,437
1,900,000	Rabobank Nederland, 144A, 5.49%, due 04/06/09†	1,901,533
29,000	Raytheon Co., 6.75%, due 08/15/07	29,320
50,000	Reliant Energy, Inc., Senior Secured Note, 6.75%, due 12/15/14	47,812

60                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — continued
370,000	Residential Capital Corp., Senior Note, 6.00%, due 02/22/11	369,900
200,000	Resona Preferred Global Securities, 144A/Cayman, 7.19%, due 12/31/49†	207,334
40,000	Rogers Cable Inc., 6.25%, due 06/15/13	39,700
135,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	144,787
475,000	Rouse Co. (The), 3.63%, due 03/15/09	450,833
40,000	Rouse Co. (The) REIT, 5.38%, due 11/26/13	37,177
150,000	Rouse Co., LP (The)/TRC Co-Issuer, Inc. REIT, Senior Note, 144A, 6.75%, due 05/01/13	150,653
260,000	Royal KPN NV, 8.00%, due 10/01/10	281,138
110,000	SBC Communications, Inc., Global Note, 5.10%, due 09/15/14	106,452
20,000	Seagate Technology HDD Holdings, 6.80%, due 10/01/16	20,000
20,000	Service Corp. International/US, Senior Note, 144A, 8.00%, due 06/15/17	19,250
5,000	Service Corp. International/US, Senior Note, 144A, 7.63%, due 10/01/18	5,056
5,000	Service Corp. International/US, Senior Note, 144A, 7.38%, due 10/01/14	5,056
10,000	Shaw Communications, Inc., Senior Note, 7.20%, due 12/15/11	10,300
210,000	Shinsei Finance Cayman, Ltd., 144A, 6.42%, due 07/20/49†	208,938
500,000	Sigma Finance, Inc., 144A, 8.50%, due 08/11/16	501,035
70,000	Sprint Capital Corp., 8.75%, due 03/15/32	85,609
230,000	Sprint Capital Corp., 8.38%, due 03/15/12	258,065
520,000	Sprint Capital Corp., Guaranteed Note, 6.00%, due 01/15/07	520,594
55,000	Station Casinos, Inc., 7.75%, due 08/15/16	57,337
50,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	48,500
45,000	Suburban Propane Partners, 6.88%, due 12/15/13	43,650
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	15,225
30,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	31,200
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	92,886
70,000	SunTrust Banks, Inc., Senior Note, 3.63%, due 10/15/07	68,818
3,100,000	Svensk Exportkredit AB, Series G, Global Note, (MTN), 4.88%, due 09/29/11	3,080,997
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,860
60,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	53,814
640,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	594,064
330,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	347,365
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	79,403
150,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	154,602
60,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	60,300
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	49,176
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	97,643
180,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	212,916
190,000	Time Warner, Inc., 7.70%, due 05/01/32	212,809
50,000	Time Warner, Inc., 7.63%, due 04/15/31	55,395
330,000	Time Warner, Inc., 6.88%, due 05/01/12	349,342
270,000	TNK-BP Finance SA, 144A, 7.50%, due 07/18/16	282,563
5,000	Transcontinental Gas Pipe Line Corp., Senior Note, 8.88%, due 07/15/12	5,556
50,000	Travelport, Inc., 144A, 9.88%, due 09/01/14	48,500
25,000	TXU Corp., Series O, Senior Note, 4.80%, due 11/15/09	24,492
80,000	TXU Corp., Series P, Senior Note, 5.55%, due 11/15/14	75,982

                                                            See accompanying notes to the financial statements.                                                        61

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — continued
100,000	TXU Corp., Series R, Senior Note, 6.55%, due 11/15/34	94,687
20,000	TXU Electric Delivery Co., Senior Secured Note, 6.38%, due 01/15/15	20,682
10,000	Tyco International Group SA, 7.00%, due 06/15/28	11,409
640,000	Tyco International Group SA, 6.00%, due 11/15/13	663,246
40,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	44,662
75,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	78,706
30,000	UGS Corp., 10.00%, due 06/01/12	32,550
10,000	United Rentals North America, Inc., Senior Note, 6.50%, due 02/15/12	9,700
250,000	US Bancorp, (MTN), 3.95%, due 08/23/07	247,131
35,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 7.13%, due 06/01/15	36,181
130,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	142,364
25,000	Verizon Maryland, Inc., Series B, 5.13%, due 06/15/33	20,341
120,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	111,840
160,000	Viacom, Inc., Senior Note, 144A, 5.75%, due 04/30/11	159,840
20,000	Visteon Corp., Note, 8.25%, due 08/01/10	19,600
105,000	Vodafone Group PLC, 7.75%, due 02/15/10	112,674
495,000	Vodafone Group PLC, 5.46%, due 12/28/07†	495,273
500,000	Vodafone Group PLC, 5.43%, due 06/29/07†	500,070
50,000	Vodafone Group PLC, 5.00%, due 09/15/15	47,243
575,000	Wachovia Bank NA, 5.43%, due 03/23/09†	575,273
110,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	110,405
780,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	772,623
330,000	Waste Management, Inc., Senior Note, 6.38%, due 11/15/12	345,163
25,000	WellPoint, Inc., 5.95%, due 12/15/34	24,611
650,000	Wells Fargo & Co., 5.30%, due 08/26/11	655,040
465,000	Wells Fargo & Co., 4.63%, due 08/09/10	458,111
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	64,444
55,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	53,474
50,000	Western Oil Sands, Inc., Senior Secured Note, 8.38%, due 05/01/12	53,875
620,000	Weyerhaeuser Co., 6.75%, due 03/15/12	648,718
520,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	516,100
55,000	Wind Acquisition Finance SA, Senior Note, 144A, 10.75%, due 12/01/15	60,981
55,000	Windstream Corp., 144A, 8.63%, due 08/01/16	59,125
90,000	Windstream Corp., Senior Note, 144A, 8.13%, due 08/01/13	95,963
75,000	Wyeth, 6.00%, due 02/15/36	76,087
340,000	XTO Energy, Inc., Senior Note, 6.25%, due 04/15/13	351,167
		56,384,964

	Mortgage Backed Securities — 61.1%
517,663	ACE Securities Corp., Series 2005-SD3, Class A, 5.73%, due 08/25/45†	518,508
518,471	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	512,985
251,202	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.68%, due 11/25/45†	252,455

62                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31	791,423
191,136	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, due 04/15/36	199,348
1,255,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, due 07/11/43	1,251,286
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	730,936
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	233,128
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 09/10/15†	206,678
459,880	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.31%, due 06/20/35†	461,593
137,096	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 5.82%, due 09/28/43†	137,218
245,673	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.02%, due 07/25/34†	239,746
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32	171,195
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	58,010
594,623	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2, 7.76%, due 04/15/32	633,756
53,576	Chevy Chase Master Credit Card Trust, Series 2003-3 Class A1, 144A, 5.67%, due 07/25/34†	53,747
129,308	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	130,258
750,000	Commercial Mortgage Pass Through Certificates, Series 2000-C1, Class A2, 7.42%, due 08/15/33	793,133
66,393	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.78%, due 09/25/34†	66,722
1,008,017	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	1,000,469
740,212	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	742,064
274,573	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.66%, due 11/20/35†	275,657
388,460	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.58%, due 12/25/35†	389,651
245,619	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.66%, due 08/25/35†	246,321
1,369,953	Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15, 6.00%, due 08/25/36	1,374,774
124,096	Countrywide Asset-Backed Certificates, Series 2005-1M2, Class A1, 5.50%, due 01/25/27†	124,187
170,148	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 5.56%, due 12/15/35†	170,329
61,190	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.60%, due 02/25/35†	61,334

                                                            See accompanying notes to the financial statements.                                                        63

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Mortgage Backed Securities — continued
263,764	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.62%, due 04/25/35†	264,839
261,207	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.63%, due 05/25/35†	262,486
181,321	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 5.73%, due 09/25/35†	182,457
647,736	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 5.48%, due 04/25/36†	648,322
900,776	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B, 6.48%, due 05/17/40	915,912
1,322,834	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, due 11/11/30	1,347,970
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	314,705
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38	798,591
127,532	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31	128,857
135,000	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	137,212
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31	805,520
370,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32	387,361
625,000	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	660,477
794,259	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, due 11/10/33	843,425
440,000	FHLMC, 6.88%, due 09/15/10	471,241
420,000	FHLMC, 5.63%, due 03/15/11	432,306
92,974	FHLMC, 5.50%, due 05/01/35	91,764
84,952	FHLMC, 5.50%, due 10/01/35	83,846
86,053	FHLMC, 5.00%, due 07/01/20	84,590
154,575	FHLMC, 5.00%, due 08/01/20	151,948
397,665	FHLMC, 5.00%, due 05/01/36	382,599
727,852	FHLMC, 4.77%, due 09/01/35†	710,382
288,778	FHLMC, 4.50%, due 05/01/18	279,227
172,030	FHLMC, 4.50%, due 03/01/20	165,839
171,977	FHLMC, 4.50%, due 08/01/20	165,976
972,653	FHLMC, 4.50%, due 04/01/35	911,246
99,342	FHLMC, 4.50%, due 05/01/36	92,906
5,000,000	FHLMC TBA, 6.00%, due 10/01/36†††	5,026,560
1,100,000	FHLMC TBA, 5.00%, due 10/01/21†††	1,080,750
3,600,000	FHLMC TBA, 5.00%, due 10/01/36†††	3,462,750
900,000	FHLMC TBA, 4.50%, due 10/01/21†††	867,094
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	176,913
90,281	FHLMC, Series 2630, Class FJ, 5.68%, due 06/15/18†	90,509
160,154	FHLMC, Series 2927, Class BA, 5.50%, due 10/15/33	160,831
128,636	FHLMC, Series 2996, Class MK, 5.50%, due 06/15/35	129,194
843,206	FHLMC, Series 3138, Class PA, 5.50%, due 02/15/27	845,526
1,042,825	FHLMC, Series 3153, Class NB, 5.50%, due 02/15/27	1,046,160
628,224	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26	630,245

64                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Mortgage Backed Securities — continued
1,030,000	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	1,041,252
429,156	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	441,469
750,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	790,990
400,000	FNMA, 7.25%, due 01/15/10	428,433
500,000	FNMA, 7.13%, due 06/15/10	537,644
977,416	FNMA, 6.50%, due 06/01/36	995,669
1,000,000	FNMA, 6.50%, due 09/01/36	1,018,675
299,543	FNMA, 6.00%, due 02/01/34	301,676
345,900	FNMA, 6.00%, due 08/01/34	348,363
90,039	FNMA, 6.00%, due 10/01/35	90,505
1,969,100	FNMA, 6.00%, due 05/01/36	1,978,797
170,589	FNMA, 6.00%, due 08/01/36	171,429
1,629,412	FNMA, 6.00%, due 09/01/36	1,637,436
17,900,000	FNMA, 6.00%, due 10/01/36†††	17,983,915
572,666	FNMA, 5.50%, due 10/01/18	573,837
715,409	FNMA, 5.50%, due 12/01/18	716,872
80,358	FNMA, 5.50%, due 09/01/19	80,449
489,773	FNMA, 5.50%, due 03/01/21	489,705
116,754	FNMA, 5.50%, due 05/25/27	116,929
1,157,058	FNMA, 5.50%, due 07/01/33	1,143,510
388,837	FNMA, 5.50%, due 02/01/34	384,284
1,247,324	FNMA, 5.50%, due 11/01/34	1,231,620
1,113,915	FNMA, 5.50%, due 02/01/35	1,101,575
1,195,702	FNMA, 5.50%, due 12/01/35	1,180,648
423,272	FNMA, 5.06%, due 09/01/35†	416,578
130,189	FNMA, 5.00%, due 01/01/18	128,408
987,559	FNMA, 5.00%, due 07/01/35	949,863
756,017	FNMA, 5.00%, due 09/01/35	727,160
930,556	FNMA, 5.00%, due 11/01/35	895,036
2,038,210	FNMA, 5.00%, due 12/01/35	1,960,410
485,906	FNMA, 5.00%, due 02/01/36	467,359
164,522	FNMA, 5.00%, due 02/01/36	158,467
1,477,987	FNMA, 5.00%, due 03/01/36	1,420,984
989,929	FNMA, 5.00%, due 04/01/36	951,687
956,613	FNMA, 5.00%, due 05/01/36	919,657
3,802,442	FNMA, 5.00%, due 06/01/36	3,655,549
513,669	FNMA, 4.19%, due 12/01/34†	500,581
971,717	FNMA, 4.00%, due 06/01/19	919,942
3,000,000	FNMA TBA, 6.50%, due 10/01/36†††	3,055,314
12,900,000	FNMA TBA, 5.50%, due 10/01/21†††	12,895,975
10,600,000	FNMA TBA, 5.50%, due 10/01/36†††	10,444,307
7,900,000	FNMA TBA, 5.00%, due 10/01/21†††	7,764,215
11,100,000	FNMA TBA, 5.00%, due 10/01/36†††	10,669,875

                                                            See accompanying notes to the financial statements.                                                        65

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Mortgage Backed Securities — continued
1,000,000	FNMA TBA, 4.50%, due 10/01/21†††	965,000
100,000	FNMA TBA, 4.50%, due 10/01/36†††	93,438
384,196	FNMA, Series 2005-70, Class KB, 5.50%, due 05/25/35	385,412
108,221	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	99,827
185,299	FNMA, Series 2004-101, Class AR, 5.50%, due 01/25/35	185,938
152,952	FNMA, Series 2004-99, Class AO, 5.50%, due 01/25/34	152,868
137,983	FNMA, Series 2005-51, Class TA, 5.50%, due 12/25/33	137,902
254,454	FNMA, Series 2005-70, Class GA, 5.50%, due 12/25/34	254,634
199,989	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	200,601
340,000	FNMA, Series 2005-84, Class MB, 5.75%, due 10/25/35	344,436
740,000	FNMA, Series 2005-84, Class XM, 5.75%, due 10/25/35	749,413
827,147	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	828,762
1,062,316	FNMA, Series 2006-53, Class BA, 6.00%, due 02/25/27	1,072,678
848,349	FNMA, Series 2006-63, Class QB, 5.50%, due 09/25/27	849,497
804,014	FNMA, Series 2006-65, Class HA, 5.50%, due 02/25/29	805,612
832,987	FNMA, Series 2006-65, Class TA, 5.50%, due 01/25/30	835,151
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	749,951
801,247	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33	815,296
420,000	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33	448,839
147,793	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33	157,607
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	148,721
1,547,554	GNMA, 5.50%, due 02/15/35	1,537,863
602,681	GNMA, 5.00%, due 08/15/33	586,876
473,033	GNMA, 5.00%, due 05/15/34	460,114
62,756	GNMA, 5.00%, due 12/15/34	61,042
660,033	GNMA, 5.00%, due 04/15/35	641,608
614,188	GNMA, 5.00%, due 06/15/35	597,042
819,039	GNMA, 5.00%, due 09/15/35	796,175
322,684	GNMA, 5.00%, due 11/15/35	313,676
325,258	GNMA, 5.00%, due 12/15/35	316,179
300,000	GNMA TBA, 5.50%, due 10/01/36†††	298,031
230,523	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	235,306
241,544	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	244,488
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	216,524
1,009,113	GSAMP Trust, Series 2006-S4, Class A1, 5.48%, due 05/25/36†	1,009,802
182,956	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.64%, due 11/19/35†	183,581
289,005	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.67%, due 06/20/35†	290,204
1,797,104	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.65%, due 03/25/36†	1,801,262
141,979	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	137,898
800,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	844,409

66                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Mortgage Backed Securities — continued
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	178,388
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	746,456
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	184,572
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	291,063
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43†	1,107,023
1,212,696	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.89%, due 08/25/34†	1,184,788
150,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25	162,134
140,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	149,443
780,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	781,072
215,321	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.63%, due 11/25/35†	216,044
374,727	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.63%, due 12/25/35†	376,598
706,952	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.59%, due 02/25/46†	708,767
384,437	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.85%, due 01/25/36†	380,250
314,334	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 5.68%, due 05/25/35†	315,186
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37†	518,957
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	339,624
800,000	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33	837,364
250,000	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	265,413
750,000	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	788,021
804,631	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	817,431
218,575	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	222,416
873,684	Nationslink Funding Corp., Series 1999-2, Class A2C, 7.23%, due 06/20/31	896,401
249,550	New Century Home Equity Loan Trust, Series 2005-B, Class A2A, 5.45%, due 10/25/35†	249,741
1,227,398	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.58%, due 09/25/46†	1,228,624
248,637	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.73%, due 10/25/45†	249,521
576,783	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32†	594,981
600,000	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09	637,025
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	752,709
224,721	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/10/14	218,077
634,471	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	630,071
634,460	TERRA, Series 2006-1, 144A, 5.46%, due 06/15/17†	634,460
1,267,785	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 5.44%, due 06/25/36†	1,266,152
1,271,907	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 5.44%, due 06/25/36†	1,269,509
1,065,000	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 144A, 6.68%, due 06/19/31	1,104,796

                                                            See accompanying notes to the financial statements.                                                        67

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
685,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.77%, due 07/15/45†	705,262
647,652	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	637,447
790,754	Washington Mutual, Inc., 5.98%, due 09/25/36	798,486
353,724	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.62%, due 10/25/45†	356,208
356,006	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.34%, due 11/25/45†	357,434
356,006	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.61%, due 11/25/45†	357,629
841,458	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 5.23%, due 12/25/45	844,961
420,729	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.62%, due 12/25/45†	422,710
618,407	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.60%, due 12/25/45†	620,799
773,009	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.62%, due 12/25/45†	776,416
184,659	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.62%, due 07/25/45†	185,416
1,192,162	ZUNI, Series 2006-OA1, Class A1, 5.62%, due 08/25/36†	1,191,281
		179,163,285
	Sovereign Debt Obligations — 1.8%
191,994	Canadian Government, 4.00%, due 12/01/31	254,179
1,291,000	French Discount T-Bill, 0.00%, due 10/05/06	1,634,965
386,000	Republic of Brazil, 11.00%, due 08/17/40**	503,248
34,000	Republic of Colombia, 11.75%, due 02/25/20	47,770
100,000	Republic of Colombia, 7.38%, due 09/18/37	101,500
14,000	Republic of Panama, 9.38%, due 04/01/29	18,130
70,000	Republic of Panama, 7.13%, due 01/29/26	73,675
12,000	Republic of Panama, 6.70%, due 01/26/36	11,940
1,240,000	Russian Federation, Reg S, 5.00%, due 03/31/30††	1,386,938
65,000	United Mexican States, 8.30%, due 08/15/31	81,218
928,000	United Mexican States, 7.50%, due 04/08/33	1,072,768
20,000	United Mexican States, 6.63%, due 03/03/15	21,300
226,000	United Mexican States, 5.63%, due 01/15/17	223,853
		5,431,484
	U.S. Government and Agency Obligations — 20.1%
725,000	Federal Home Loan Bank, 3.63%, due 10/19/07	714,212
770,000	Federal Home Loan Bank, 3.05%, due 03/07/07	762,116
240,000	FHLMC, 5.63%, due 11/23/35	235,478
1,019,315	FHLMC, 5.54%, due 04/01/36†	1,019,324
2,653,204	FHLMC, Series 3200, Class AD, 5.50%, due 05/15/29	2,652,012
200,000	FNMA, 6.34%, due 10/16/07	202,469
2,043,579	FNMA, 6.00%, due 08/01/21	2,076,191
997,779	FNMA, 6.00%, due 08/01/36	1,002,693
872,813	FNMA, 5.00%, due 06/01/36	839,094
375,000	FNMA, 4.00%, due 10/16/06	374,796
565,000	FNMA, 4.00%, due 01/26/09	553,647
1,275,000	FNMA, 3.74%, due 02/24/09	1,241,515
795,000	FNMA, 3.29%, due 11/30/06	792,404

68                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2006 (Unaudited)

	U.S. Government and Agency Obligations — continued
350,000	FNMA, 2.71%, due 01/30/07	347,080
2,012,512	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28††††	2,494,652
579,238	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16††††	591,004
727,722	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11††††	728,717
660,612	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/14††††	648,200
1,071,125	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26††††	1,027,612
2,165,034	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15††††	2,097,039
1,250,000	U.S. Treasury Note, 6.25%, due 08/15/23**	1,451,661
1,910,000	U.S. Treasury Note, 5.13%, due 05/15/16**	1,981,925
15,275,000	U.S. Treasury Note, 4.88%, due 04/30/11**	15,449,838
410,000	U.S. Treasury Note, 4.88%, due 07/31/11	414,885
6,185,000	U.S. Treasury Note, 4.88%, due 08/15/16	6,303,870
70,000	U.S. Treasury Note, 4.63%, due 08/31/11	70,098
4,750,000	U.S. Treasury Note, 4.50%, due 02/15/09**	4,734,601
5,647,000	U.S. Treasury Note, 4.50%, due 02/15/36**	5,412,740
690,000	U.S. Treasury Note, 4.25%, due 11/15/14	673,127
500,000	U.S. Treasury Note, 3.88%, due 09/15/10	487,364
1,175,000	U.S. Treasury STRIPS, 0.00%, due 11/15/21‡	565,155
2,785,000	U.S. Treasury STRIPS, 0.00%, due 11/15/27‡	1,010,167
		58,955,686
	TOTAL DEBT OBLIGATIONS (COST $341,465,000)	342,810,472

Number
of Contracts	Description	Value ($)
	CALL OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
45,000	Euro 1-Year Mid Curve Futures, Strike Price $94.75, expires 3/19/2007	8,437
2,100,000	OTC 3- Month Futures, Strike Price $102.03, expires 11/06/2006	11,256
		19,693
	TOTAL CALL OPTIONS PURCHASED (COST $21,732)	19,693
	PUT OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
13,000	U.S. Treasury Bond 10-Year Futures, Strike Price $104, expires 11/21/2006	203
6,000	U.S. Treasury Bond 10-Year Futures, Strike Price $106, expires 11/21/2006	563
		0
	TOTAL PUT OPTIONS PURCHASED (COST $3,392)	766

                                                            See accompanying notes to the financial statements.                                                        69

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 10.7%
	Repurchase Agreements — 2.6%
3,855,107	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 9/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.25%, with maturities from 12/26/06-07/15/32, valued at $4,033,084. Repurchase proceeds are $3,856,831), 5.37%, due 10/02/06***	3,855,107
3,855,107	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 9/29/06. Collateralized by U.S. Government Agency Obligations, with rates from 0.00%-6.00%, with maturities from 02/09/07-04/28/16, valued at $3,961,965. Repurchase proceeds are $3,856,831), 5.37%, due 10/02/06***	3,855,107
		7,710,214
	Certificates of Deposit — 5.0%
1,204,721	Abbey National PLC, 5.27%, due 10/04/06***	1,204,721
1,204,721	Bank of America Corp., 5.30%, due 11/20/06***	1,204,721
1,204,721	Bank of Montreal, 5.28%, due 10/16/06***	1,204,721
1,204,721	Barclays, 5.31%, due 10/20/06***	1,204,721
1,204,721	Canadian Imperial Bank of Commerce, 5.28%, due 10/30/06***	1,204,721
1,204,721	Lloyds TSB Bank, 5.27%, due 10/02/06***	1,204,721
1,204,721	Royal Bank of Canada, 5.30%, due 11/17/06***	1,204,721
1,204,721	Societe Generale, 5.29%, due 10/04/06***	1,204,721
2,409,442	Sun Trust Bank, 5.38%, due 10/02/06***	2,409,442
1,401,287	Svenska Handlesbanken, 5.35%, due 10/02/06***	1,401,287
1,204,721	UBS AG, 5.30%, due 10/27/06***	1,204,721
		14,653,218
	Commercial Paper — 0.1%
150,000	SBC Communications, Inc., 144A, 4.21%, due 06/05/07	148,767
	Sovereign Debt Obligations — 0.0%
100,000	Canadian Government, 5.08%, due 12/15/06	98,941
	U.S. Government and Agency Obligations — 3.0%
8,400,000	Federal Home Loan Bank, 4.75%, due 10/02/06	8,398,891
265,000	FNMA, 5.00%, due 06/25/07	255,173
		8,654,064
	TOTAL SHORT-TERM INVESTMENTS (COST $31,265,204)	31,265,204
	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 127.5% (Cost $372,755,328)	374,096,135

70                                                        See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)

(showing percentage of total net assets)

September 30, 2006 (Unaudited)

	TBA SALE COMMITMENTS — (2.7%)
	TBA Sale Commitments — (2.7%)
4,200,000	FNMA TBA, 5.50%, due 10/12/06	(4,138,310)
1,000,000	FNMA TBA, 5.00%, due 10/12/06	(961,250)
2,850,000	US TREASURY N/B TBA, 4.88%, due 08/15/06	(2,904,774)
		(8,004,334
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $8,017,205)	(8,004,334)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 124.8% (Cost $364,738,123)	366,091,801
	Other Assets and Liabilities (net) — (24.8%)	(72,640,927)
	TOTAL NET ASSETS — 100.0%	$293,450,874

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $12,264,601 or 4.2% of net assets.

CAD	—	Canadian Dollar
EUR	—	Euro Dollar
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MTN	—	Medium Term Note
REIT	—	Real Estate Investment Trust
TBA	—	To Be Announced
**		All or a portion of this security is out on loan.
***		Represents an investment of securities lending collateral.
†		Floating rate note. Rate shown is as of September 30, 2006.
††		Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
†††		When-issued security.
††††		Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.
‡		Zero coupon bond.

                                                            See accompanying notes to the financial statements.                                                        71

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments — (Continued)
September 30, 2006

A summary of outstanding financial instruments at September 30, 2006 is as follows:

Forward Currency Contracts

				Net Unrealized
Settlement		Units of		Appreciation
Date	Deliver	Currency	Value	(Depreciation)
Sales
11/07/06	CAD	287,932	$258,352	$(2,207)
1/10/07	EUR	1,248,097	1,589,253	16,573
				$14,366

Futures Contracts

				Net Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
24	Euro 90 Day	December 2006	$5,679,900	$12,605
84	Euro 90 Day	March 2007	19,913,250	59,143
51	Euro 90 Day	June 2007	12,110,587	22,582
25	Euro 90 Day	September 2007	5,945,313	9,913
101	U.S. Long Bond	December 2006	11,353,031	177,106
69	U.S. Treasury Note 10 Yr.	December 2006	7,456,313	65,447
19	U.S. Treasury Note 2 Yr.	December 2006	3,885,500	10,280
179	U.S. Treasury Note 5 Yr.	December 2006	17,515,594	143,324
				$500,400
Sales
30	Euro 90 Day	June 2007	$7,123,875	$(5,595)
31	Euro 90 Day	March 2008	7,380,712	(45,522)
19	U.S. Long Bond	December 2006	2,135,719	(24,587)
169	U.S. Treasury Note 10 Yr.	December 2006	19,343,188	(154,689)
128	U.S. Treasury Note 5 Yr.	December 2006	13,506,000	(44,639)
				$(275,032)

WRITTEN OPTIONS

	Number of	Premium	Value at
Type of Contract	Contracts	Received	September 30, 2006
CALL — EURO 1- YEAR MID-CURVE FUTURES	45,000	$(4,410)	$(8,437)
Strike @ $94.750
Expires 3/19/2007
CALL — FNMA FUTURES	5,500,000	(16,328)	(15,010)
Strike @ $102.030
Expires 11/06/2006
CALL — U.S. TREASURY BOND 10- YEAR FUTURES	18,000	(9,472)	(8,438)
Strike @ $110.000
Expires 2/23/2007
CALL — U.S. TREASURY BOND 10- YEAR FUTURES	14,000	(8,899)	(18,375)
Strike @ $107.000
Expires 11/21/2006
CALL — U.S. TREASURY BOND 10- YEAR FUTURES	14,000	(10,430)	(43,094)
Strike @ $105.000
Expires 11/21/2006
CALL — U.S. TREASURY BOND 10- YEAR FUTURES	10,000	(6,669)	(21,406)
Strike @ $106.000
Expires 11/21/2006
PUT — U.S. TREASURY BOND 10- YEAR FUTURES	13,000	(1,357)	(203)
Strike @ $104.000
Expires 11/21/2006
TOTAL		$(57,565)	$(114,963)

                                                                                                                                                                                                       73

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.6%
	Municipal Obligations — 4.6%
80,000	Antigo, WI, 5.38%, due 09/01/07	79,999
100,000	California Statewide Communities Development Authority, (Butte County Workers), 3.59%, due 05/01/08	98,619
85,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	83,383
70,000	Jefferson County, AL, Economic & Industrial Development Authority, Series B, 3.55%, due 03/01/09	67,552
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/07	14,957
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/10	14,921
80,000	Melbourne, FL, 3.70%, due 10/01/06	80,000
150,000	Mission, KS, 5.50%, due 06/01/08	150,267
50,000	New Orleans, LA, Finance Authority, 4.55%, due 07/15/21†	50,000
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,236
80,000	Portland, OR, 7.29%, due 06/15/12	86,407
50,000	Santa Maria, CA, Zero Coupon, 0.00%, due 08/01/09	43,238
		784,579
	Asset Backed Securities — 15.5%
85,000	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35	84,208
17,178	Capital One Auto Finance Trust, Series 2004-A, Class A3, 3.07%, due 07/15/08	17,173
50,352	Centex Home Equity, Series 1999-2, Class A6, 6.60%, due 06/25/30	50,297
73,000	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35††	72,106
250,641	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	246,288
30,309	Chase Manhattan Auto Owner Trust, Series 2004-A, Class A3, 2.08%, due 05/15/08	30,229
60,845	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	60,764
38,438	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	38,130
164,000	Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, due 11/25/35†	162,300
85,000	Countrywide Asset-Backed Certificates, Series 2006-S6, Class A1, 5.44%, due 03/25/34	85,000
127,525	Equity One ABS, Inc., Series 2004-1, Class AF4, 4.15%, due 04/25/34	125,108
300,000	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	293,830
45,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class F, 144A, 7.21%, due 11/20/27	45,373
52,478	Navistar Financial Corp. Owner Trust, Series 2004-A, Class A3, 2.01%, due 08/15/08	52,011
140,000	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	138,253
33,344	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, due 09/15/08	33,278
45,000	Pemex Finance, Ltd., Series 2000-1, Class 11NT, 9.03%, due 02/15/11	48,318
125,000	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2, 4.72%, due 11/25/35††	123,886
130,000	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1, 5.92%, due 11/25/36	130,000
130,000	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36	130,000

74                                                        See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Asset Backed Securities — continued
62,877	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31	62,431
85,000	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A4, 4.04%, due 12/25/30	84,072
75,826	Residential Asset Securities Corp., Series 2004-KS9, Class A13, 3.79%, due 08/25/29	74,715
140,000	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	138,167
130,000	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 5.43%, due 09/25/36	130,000
37,067	Sail Net Interest Margin Notes, Series 2005-6A, Class A, 144A, 4.75%, due 07/27/35	36,993
37,826	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	37,702
96,292	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35	95,409
37,921	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	37,394
12,180	WFS Financial Owner Trust, Series 2004-2, Class A3, 2.85%, due 09/22/08	12,167
		2,675,602
	Corporate Debt — 22.7%
85,000	Ameren Corp., Senior Note, 4.26%, due 05/15/07	84,422
65,000	American Electric Power Co., Inc., Senior Note, 4.71%, due 08/16/07††	64,570
130,000	American Express Credit Corp., (MTN), 5.49%, due 06/16/11†	130,262
202,000	American General Finance, (MTN), 4.63%, due 09/01/10	197,307
105,000	Ameritech Capital Funding, 6.25%, due 05/18/09	106,785
80,000	Anadarko Petroleum Corp., Senior Note, 5.79%, due 09/15/09	80,162
12,720	AQ Finance NIM Trust, Series 2005-RN8, Class A, 144A, 4.50%, due 10/25/35	12,673
65,000	ASIF Global Financing XVII, Senior Note, 144A, 3.85%, due 11/26/07	64,000
175,000	CC Funding Trust I, 6.90%, due 02/16/07	175,850
45,000	Cinergy Global Resources, Guaranteed Note, 144A, 6.20%, due 11/03/08	45,711
50,000	Citizens Property Insurance Corp., Senior Note, 144A, 6.85%, due 08/25/07	50,413
103,000	Comcast Corp., 5.50%, due 03/15/11	103,625
80,000	Comcast MO of Delaware, Inc., Senior Subordinated Note, 9.00%, due 09/01/08	85,281
26,000	DaimlerChrysler NA Holding Corp., Series E, (MTN), 6.02%, due 10/31/08†	26,117
45,000	DBS Capital Funding Corp., 144A, 7.66%, due 09/30/49	48,819
167,000	Deutsche Telekom International Finance BV, 5.38%, due 03/23/11	166,349
215,000	Dominion Resources, Inc., Subordinated Note, 1.00%, due 09/30/66	214,780
60,000	DTE Energy Co., Senior Note, 5.63%, due 08/16/07	60,067
84,000	Dun & Bradstreet Corp., Senior Note, 5.50%, due 03/15/11	84,639
75,000	Entergy Gulf States, 5.12%, due 08/01/10	73,447
60,000	Enterprise Products Operating, LP, 4.95%, due 06/01/10	58,738
30,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	32,023
146,000	Erac USA Finance Co., Guaranteed Note, 144A, 5.74%, due 04/30/09†	146,322
166,000	General Electric Capital Corp., Series A, (MTN), 5.31%, due 02/01/11	165,028
75,000	Hartford Financial Services Group, Inc., Senior Note, 5.55%, due 08/16/08	75,410
100,000	Mantis Reef, Ltd., Secured Note, 144A, 4.69%, due 11/14/08	98,261

                                                            See accompanying notes to the financial statements.                                                        75

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Corporate Debt — continued
70,000	Mizuho Financial Group Cayman, Ltd., 8.38%, due 12/31/49	74,192
135,000	Oil Insurance, Ltd., Note, 144A, 7.56%, due 12/29/49†	138,431
35,000	Royal Bank of Scotland Group PLC, 9.12%, due 03/31/49	39,095
62,000	SBC Communications, Inc., 6.25%, due 03/15/11	64,071
175,000	Sempra Energy, Senior Note, 4.62%, due 05/17/07	174,178
121,000	Sovereign Bancorp, 144A, 4.80%, due 09/01/10	118,575
115,000	Svenska Handelsbanken, 144A, 7.13%, due 03/29/49†	115,898
89,000	Telecom Italia Capital, 6.20%, due 07/18/11	90,149
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	96,835
115,000	Transocean Inc., 5.59%, due 09/05/08†	115,064
82,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	86,686
135,000	Viacom, Inc., Senior Note, 144A, 5.75%, due 04/30/11	134,865
105,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	105,387
95,000	Woori Bank, 144A, 6.13%, due 05/03/16	97,106
		3,901,593
	Mortgage Backed Securities — 20.9%
88,363	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	87,564
113,386	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	111,344
77,231	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	77,065
95,552	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	95,059
39,757	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	39,510
198,129	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.56%, due 03/25/36†	198,668
70,408	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	69,092
80,000	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	79,587
69,986	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	69,585
130,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 09/26/36	130,000
35,528	FHLMC, Series 2552, Class KB, 4.25%, due 06/15/27	35,171
48,929	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	48,437
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	135,215
100,000	FHLMC, Series 2849, Class AJ, 5.00%, due 05/15/18	99,665
81,611	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	80,059
70,027	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	68,661
65,700	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	65,282
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31	209,006
91,445	FNMA, 6.50%, due 02/01/22	93,890
41,729	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	42,372
24,802	FNMA, Series 2002-73, Class OC, 5.00%, due 04/25/14	24,685
30,191	FNMA, Series 2003-63, Class GU, 4.00%, due 07/25/33	29,648

76                                                        See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

	Mortgage Backed Securities — continued
47,326	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	46,796
10,317	FNMA, Series 2003-W3, Class 2A3, 4.16%, due 06/25/42	10,282
85,000	FNMA, Series 2004-W4, Class A2, 5.00%, due 06/25/34	84,661
135,144	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3, 6.87%, due 07/15/29	136,160
105,000	GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 7.00%, due 07/15/29	106,327
168,843	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	169,794
11,496	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A1, 3.83%, due 06/15/26	11,475
100,000	Mortgage Capital Funding, Inc., Series 1997-MC2, Class E, 7.21%, due 11/20/27	100,777
175,000	Mortgage Capital Funding, Inc., Series 1998-MC1, Class B, 6.78%, due 03/18/30	177,901
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	64,459
100,127	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	99,614
123,016	Residential Accredit Loans, Inc., Series 2006-QS4, Class A2, 6.00%, due 04/25/36	123,568
48,056	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	47,686
71,437	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	70,759
45,828	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 9A1, 5.25%, due 09/25/35†	45,423
82,419	Washington Mutual MSC Mortgage Pass-Through CTFS, Series 2002-MS9, Class 2A6, 5.25%, due 12/25/17	81,802
40,004	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	39,934
295,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.35%, due 10/25/36	292,788
		3,599,771
	U.S. Government and Agency Obligations — 34.9%
2,350,000	U.S. Treasury Note, 4.50%, due 02/28/11	2,341,923
3,680,000	U.S. Treasury Note, 3.63%, due 04/30/07	3,652,113
		5,994,036
	TOTAL DEBT OBLIGATIONS (COST $16,927,713)	16,955,581
	SHORT-TERM INVESTMENTS — 0.4%
	Municipal Obligations — 0.4%
$65,000	Bartholomew Consolidated School Corp., IN, 5.45%, due 07/05/07	64,952
	TOTAL SHORT-TERM INVESTMENTS (COST $64,952)	64,952
	TOTAL INVESTMENTS — 99.0%
	(Cost $16,992,665)	17,020,533
	Other Assets and Liabilities (net) — 1.0%	172,740
	TOTAL NET ASSETS — 100.0%	$17,193,273

                                                            See accompanying notes to the financial statements.                                                        77

MGI US Short Maturity Fixed Income Fund
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2006 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,255,601 or 7.3% of net assets.

MTN - Medium Term Note
†	Floating rate note. Rate shown is as of September 30, 2006.
††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

78                                                        See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	98.6
Short-Term Investment	0.4
Other Assets and Liabilities (net)	1.0
100.0%

                                                                                                                                                                                                       79

MGI Funds

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2006 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Assets
Investments, at value (Note 2)(a)	$220,775,235	$232,327,585	$118,881,159	$89,924,039
Cash	1,177,594	2,636,588	1,171,210	364,310
Receivable for investments sold	1,740,314	1,656,781	1,005,742	—
Dividend and Interest receivable	122,102	384,278	45,323	141,693
Receivable for expenses reimbursed by Advisor	66,086	55,687	2,602	27,244
Securities lending income receivable	3,614	—	4,566	2,384
Prepaid expenses	12,704	13,442	5,325	4,995
Total assets	223,897,649	237,074,361	121,115,927	90,464,665
Liabilities
Payable for investments purchased	1,612,459	151,292	1,150,514	43,147
Payable to affiliate for (Note 3):
Advisor fee	90,248	91,782	63,105	57,192
Trustees and Chief Compliance Officer fees	14,982	15,663	6,498	6,127
Obligation to return securities lending collateral	12,764,555	18,622,202	29,321,189	9,744,437
Accrued expenses	52,795	45,064	29,923	28,405
Total liabilities	14,535,039	18,926,003	30,571,229	9,879,308
Net assets	$209,362,610	$218,148,358	$90,544,698	$80,585,357
Net assets consist of:
Paid-in capital	209,962,647	192,625,568	82,579,295	75,202,472
Accumulated undistributed net investment income (loss)	347,962	2,380,866	(177,013)	252,266
Accumulated net realized gain (loss)	(2,020,311)	3,708,767	5,821,767	4,676,336
Net unrealized appreciation (depreciation)	1,072,312	19,433,157	2,320,649	454,283
Total net assets	$209,362,610	$218,148,358	$90,544,698	$80,585,357
Net assets attributable to:
Class Y-3 shares	$209,362,610	$218,148,358	$90,544,698	$80,585,357
Shares outstanding:
Class Y-3	20,471,619	18,999,530	7,997,737	7,600,473
Net asset value per share:
Class Y-3	$10.23	$11.48	$11.32	$10.60
(a) Investments at cost	219,702,923	212,894,428	116,560,510	89,469,756

80                                                         See accompanying notes to the financial statements.

MGI Funds

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2006 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Assets
Investments, at value (Note 2)(a)	$350,898,778	$374,096,135	$17,020,533
Cash	10,135,677	19,944,303	275,679
Foreign currency, at value (Note 2)(b)	227,176	1,309,122	—
Receivable for investments sold	3,781,458	15,311,457	—
Dividend and Interest receivable	744,858	2,039,614	137,416
Receivable for open forward currency contracts (Note 2)	—	16,573	—
Receivable for premium on options written	—	8,017,204	—
Receivable for variation margin on futures contracts (Note 2)	612,069	4,034	—
Receivable for expenses reimbursed by Advisor	69,428	85,670	13,635
Securities lending income receivable	—	—	1,375
Prepaid expenses	33,490	19,870	2,115
Total assets	366,502,934	420,843,982	17,450,753
Liabilities
Payable for investments purchased	2,318,688	96,728,328	245,163
Payable to affiliate for (Note 3):
Advisor fee	209,748	79,979	3,521
Trustees and Chief Compliance Officer fees	10,777	18,796	1,409
Obligation to return securities lending collateral	—	22,363,432	—
Written options, at value(c)	—	114,963	—
TBA Sale Commitments(d)	—	8,004,334	—
Payable for open forward currency contracts (Note 2)	—	2,207	—
Accrued expenses	—	81,069	7,387
Total liabilities	2,539,213	127,393,108	257,480
Net assets	$363,963,721	$293,450,874	$17,193,273
Net assets consist of:
Paid-in capital	366,240,862	285,352,418	16,777,544
Accumulated undistributed net investment income (loss)	379,466	8,346,874	564,527
Accumulated net realized gain (loss)	(777,680)	(1,779,392)	(176,666)
Net unrealized appreciation (depreciation)	(1,878,927)	1,530,974	27,868
Total net assets	$363,963,721	$293,450,874	$17,193,273
Net assets attributable to:
Class Y-3 shares	$363,963,721	$293,450,874	$17,193,273
Shares outstanding:
Class Y-3	30,152,005	28,628,065	1,676,387
Net asset value per share:
Class Y-3	$12.07	$10.25	$10.26
(a) Investments at cost	352,869,873	372,755,328	16,992,665
(b) Foreign currency at cost	232,487	1,314,305	—
(c) Premiums on written options	—	57,565	—
(d) Proceeds for TBA Sale Commitments	—	8,017,205	—

                                                             See accompanying notes to the financial statements.                                                         81

MGI Funds

Statements of Operations
For the Period Ended September 30, 2006 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Investment Income:
Interest	$61,197	$59,645	$55,610	$51,380
Dividends	705,994	2,115,875	147,903	537,886
Withholding taxes	(1,477)	(7,051)	(92)	—
Total income	765,714	2,168,469	203,421	589,266
Expenses:
Advisory fee (Note 3)	529,789	540,010	373,976	348,057
Organizational fees	—	—	—	—
Initial offering fees	27,151	26,268	11,763	11,108
Transfer agent fees	11,158	11,836	4,993	4,594
Custodian and fund accounting fees	73,438	58,042	25,653	30,360
Audit fees	11,889	11,867	11,867	12,131
Legal fees	51,847	53,408	26,252	24,453
Trustees fees	15,645	16,660	7,089	6,702
Registration fees	11,188	9,816	4,188	4,059
Miscellaneous	41,460	42,074	33,120	32,726
Total expenses	773,565	769,981	498,901	474,190
Reimbursement of expenses (Note 3)	(224,510)	(209,593)	(116,615)	(118,399)
Net expenses	549,055	560,388	382,286	355,791
Net investment income (loss)	216,659	1,608,081	(178,865)	233,475
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(5,350,673)	2,314,097	1,820,538	3,366,400
Change in net unrealized appreciation (depreciation) on:
Investments	(1,430,619)	8,347,772	(6,541,674)	(6,665,170)
Net realized and unrealized gain (loss)	(6,781,292)	10,661,869	(4,721,136)	(3,298,770)
Net increase (decrease) in net assets resulting from operations	$(6,564,633)	$12,269,950	$(4,900,001)	$(3,065,295)

82                                                         See accompanying notes to the financial statements.

MGI Funds

Statements of Operations
For the Period Ended September 30, 2006 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Investment Income:
Interest	$54,836	$6,567,122	$414,943
Dividends	702,575	8,810	—
Withholding taxes	(45,274)	—	—
Total income	712,137	6,575,932	414,943
Expenses:
Advisory fee (Note 3)	304,272	442,604	21,200
Organizational fees	18,777	—	—
Initial offering fees	5,814	50,677	10,323
Transfer agent fees	4,057	15,198	1,039
Custodian and fund accounting fees	81,139	117,459	16,389
Audit fees	4,708	13,862	15,889
Legal fees	6,231	70,673	4,795
Trustees fees	5,234	16,512	1,065
Registration Fees	6,699	11,861	471
Miscellaneous	13,513	46,802	28,455
Total expenses	450,444	785,648	99,626
Reimbursement of expenses (Note 3)	(117,773)	(317,754)	(72,490)
Net expenses	332,671	467,894	27,136
Net investment income (loss)	379,466	6,108,038	387,807
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(598,496)	(976,626)	(68,008)
Closed futures contracts	(56,500)	293,383	—
Written option contracts	—	41,092	—
Foreign currency, forward contracts and foreign currency related transactions	(122,684)	28,329	—
Net realized gain (loss)	(777,680)	(613,822)	(68,008)
Change in net unrealized appreciation (depreciation) on:
Investments	(1,971,095)	4,108,100	149,778
Open futures contracts	104,028	298,794	—
Written option contracts	—	(49,697)	—
Foreign currency, forward contracts and foreign currency related transactions	(11,860)	(32,357)	—
Net unrealized gain (loss)	(1,878,927)	4,324,840	149,778
Net realized and unrealized gain (loss)	(2,656,607)	3,711,018	81,770
Net increase (decrease) in net assets resulting from operations	$(2,277,141)	$9,819,056	$469,577

                                                             See accompanying notes to the financial statements.                                                         83

MGI Funds

STATEMENTS OF CHANGES IN NET ASSETS

	MGI US Large Cap		MGI US Large Cap
	Growth Equity Fund		Value Equity Fund
	Period Ending		Period Ending
	September 30, 2006	Period Ended	September 30, 2006	Period Ended
	(Unaudited)	March 31, 2006*	(Unaudited)	March 31, 2006*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$216,659	$252,811	$1,608,081	$1,242,934
Net realized gain (loss)	(5,350,673)	4,015,859	2,314,097	2,124,042
Change in net unrealized appreciation (depreciation)	(1,430,619)	1,293,897	8,347,772	10,315,591
Net increase (decrease) in net assets from operations	(6,564,633)	5,562,567	12,269,950	13,682,567
Distributions to shareholders from:
Net investment income
Class Y-3	—	(173,925)	—	(522,684)
Total distributions from net investment income	—	(173,925)	—	(522,684)
Net realized gains
Class Y-3	—	(687,381)	—	(729,372)
Total distributions from net realized gains	—	(687,381)	—	(729,372)
Net share transactions (Note 5):
Class Y-3	24,935,861	186,290,121 (b)	9,079,251	184,368,646 (b)
Increase (decrease) in net assets resulting from net share transactions	24,935,861	186,290,121	9,079,251	184,368,646
Total increase in net assets resulting from net share transactions and redemption fees	24,935,861	186,290,121	9,079,251	184,368,646
Total increase in net assets	18,371,228	190,991,382	21,349,201	196,799,157
Net assets:
Beginning of period	190,991,382	—	196,799,157	—
End of period	$209,362,610	$190,991,382	$218,148,358	$196,799,157
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$347,962	$131,303	$2,380,866	$772,785

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Fund commenced operations on August 17, 2006.

(b)      Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084, $562,720, $(123,607) and $(58,077).

84                                                        See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Small/Mid Cap		MGI US Small/Mid Cap
	Growth Equity Fund		Value Equity Fund
	Period Ending		Period Ending
	September 30, 2006	Period Ended	September 30, 2006	Period Ended
	(Unaudited)	March 31, 2006*	(Unaudited)	March 31, 2006*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(178,865)	$(127,692)	$233,475	$76,639
Net realized gain (loss)	1,820,538	4,876,657	3,366,400	1,515,332
Change in net unrealized appreciation (depreciation)	(6,541,674)	7,976,239	(6,665,170)	6,556,733
Net increase (decrease) in net assets from operations	(4,900,001)	12,725,204	(3,065,295)	8,148,704
Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(80,065)
Total distributions from net investment income	—	—	—	(80,065)
Net realized gains
Class Y-3	—	(769,409)	—	(205,396)
Total distributions from net realized gains	—	(769,409)	—	(205,396)
Net share transactions (Note 5):
Class Y-3	8,104,747	75,384,157 (b)	871,893	74,915,516 (b)
Increase (decrease) in net assets resulting from net share transactions	8,104,747	75,384,157	871,893	74,915,516
Total increase in net assets resulting from net share transactions and redemption fees	8,104,747	75,384,157	871,893	74,915,516
Total increase in net assets	3,204,746	87,339,952	(2,193,402)	82,778,759
Net assets:
Beginning of period	87,339,952	—	82,778,759	—
End of period	$90,544,698	$87,339,952	$80,585,357	$82,778,759
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(177,013)	$1,852	$252,266	$18,791

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Fund commenced operations on August 17, 2006.

(b)      Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084, $562,720, $(123,607) and $(58,077).

                                                             See accompanying notes to the financial statements.                                                         85

MGI Funds

STATEMENTS OF CHANGES IN NET ASSETS

	MGI Non-US Core	MGI Core Opportunistic
	Equity Fund	Fixed Income Fund
	Period Ending	Period Ending
	September 30, 2006(a)	September 30, 2006	Period Ended
	(Unaudited)	(Unaudited)	March 31, 2006*
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$379,466	$6,108,038	$4,458,170
Net realized gain (loss)	(777,680)	(613,822)	(1,292,705)
Change in net unrealized appreciation (depreciation)	(1,878,927)	4,324,840	(2,670,259)
Net increase (decrease) in net assets from operations	(2,277,141)	9,819,056	495,206
Distributions to shareholders from:
Net investment income
Class Y-3	—	—	(2,193,554)
Total distributions from net investment income	—	—	(2,193,554)
Net realized gains
Class Y-3	—	—	—
Total distributions from net realized gains	—	—	—
Net share transactions (Note 5):
Class Y-3	366,240,862	74,042,051	211,288,115 (b)
Increase (decrease) in net assets resulting from net share transactions	366,240,862	74,042,051	211,288,115
Total increase in net assets resulting from net share transactions and redemption fees	366,240,862	74,042,051	211,288,115
Total increase in net assets	363,963,721	83,861,107	209,589,767
Net assets:
Beginning of period	—	209,589,767	—
End of period	$363,963,721	$293,450,874	$209,589,767
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$379,466	$8,346,874	$2,238,836

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Fund commenced operations on August 17, 2006.

(b)      Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084, $562,720, $(123,607) and $(58,077).

86                                                        See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Short Maturity Fixed Income Fund
	Period Ending
	September 30, 2006	Period Ended
	(Unaudited)	March 31, 2006**
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$387,807	$343,742
Net realized gain (loss)	(68,008)	(94,585)
Change in net unrealized appreciation (depreciation)	149,778	(63,833)
Net increase (decrease) in net assets from operations	469,577	185,324
Distributions to shareholders from:
Net investment income
Class Y-3	—	(201,740)
Total distributions from net investment income	—	(201,740)
Net realized gains
Class Y-3	—	—
Total distributions from net realized gains	—	—
Net share transactions (Note 5):
Class Y-3	(40,631)	16,780,743 (b)
Increase (decrease) in net assets resulting from net share transactions	(40,631)	16,780,743
Total increase in net assets resulting from net share transactions and redemption fees	(40,631)	16,780,743
Total increase in net assets	428,946	16,764,327
Net assets:
Beginning of period	16,764,327	—
End of period	$17,193,273	$16,764,327
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$564,527	$176,720

*              Funds commenced operations on August 15, 2005.

**        Fund commenced operations on August 22, 2005.

(a)       Fund commenced operations on August 17, 2006.

(b)      Includes contributed unrealized appreciation (depreciation) of $1,209,034, $769,794, $886,084, $562,720, $(123,607) and $(58,077).

                                                             See accompanying notes to the financial statements.                                                         87

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06		Period ended
	(Unaudited)		03/31/06(a)
Net asset value at beginning of period	$10.58		$10.00
Net investment income†	0.01		0.02
Net realized and unrealized gain (loss) on investments	(0.36)		0.62
Total income (loss) from investment operations	(0.35)		0.64
Less dividends and distributions:
From net investment income	—		(0.01)
From net realized gain on investments	—		(0.05)
Total dividends and distributions	—		(0.06)
Net asset value at end of period	$10.23		$10.58
Total investment return(b)	(3.31	)%**	6.35	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	0.23	%*	0.34	%*
Net expenses to average daily net assets	0.57	%*	0.55	%*
Total expenses (before reimbursement) to average daily net assets	0.80	%*	0.90	%*
Portfolio turnover rate	34	%**	63	%**
Net assets at end of period (in 000’s)	$209,363		$190,991

(a)       Class commenced operations on August 15, 2005.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

88                                          The accompanying notes are an integral part of the financial statements.

MGI US Large Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06		Period ended
	(Unaudited)		03/31/06(a)
Net asset value at beginning of period	$10.82		$10.00
Net investment income†	0.09		0.11
Net realized and unrealized gain on investments	0.57		0.79
Total income from investment operations	0.66		0.90
Less dividends and distributions:
From net investment income	—		(0.03)
From net realized gain on investments	—		(0.05)
Total dividends and distributions	—		(0.08)
Net asset value at end of period	$11.48		$10.82
Total investment return(b)	6.10	%**	9.03	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	1.58	%*	1.66	%*
Net expenses to average daily net assets	0.55	%*	0.53	%*
Total expenses (before reimbursement) to average daily net assets	0.76	%*	0.88	%*
Portfolio turnover rate	18	%**	22	%**
Net assets at end of period (in 000’s)	$218,148		$196,799

(a)       Class commenced operations on August 15, 2005.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

                                              The accompanying notes are an integral part of the financial statements.                                         89

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06		Period ended
	(Unaudited)		03/31/06(a)
Net asset value at beginning of period	$11.99		$10.00
Net investment loss†	(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.63)		2.15
Total income (loss) from investment operations	(0.67)		2.12
Less dividends and distributions:
From net investment income	—		(0.13)
Net asset value at end of period	$11.32		$11.99
Total investment return(b)	(5.59	)%**	21.32	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	(0.43	)%*	(0.41	)%*
Net expenses to average daily net assets	0.92	%*	0.90	%*
Total expenses (before reimbursement) to average daily net assets	1.20	%*	1.44	%*
Portfolio turnover rate	34	%**	72	%**
Net assets at end of period (in 000’s)	$90,545		$87,340

(a)       Class commenced operations on August 15, 2005.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

90                                        The accompanying notes are an integral part of the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06		Period ended
	(Unaudited)		03/31/06(a)
Net asset value at beginning of period	$11.03		$10.00
Net investment income†	0.03		0.02
Net realized and unrealized gain (loss) on investments	(0.46)		1.05
Total income (loss) from investment operations	(0.43)		1.07
Less dividends and distributions:
From net investment income	—		(0.01)
From net realized gain on investments	—		(0.03)
Total dividends and distributions	—		(0.04)
Net asset value at end of period	$10.60		$11.03
Total investment return(b)	(3.90	)%**	10.79	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	0.61	%*	0.25	%*
Net expenses to average daily net assets	0.92	%*	0.90	%*
Total expenses (before reimbursement) to average daily net assets	1.23	%*	1.33	%*
Portfolio turnover rate	99	%**	23	%**
Net assets at end of period (in 000’s)	$80,585		$82,779

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†     Computed using average shares outstanding throughout the period.

*     Annualized.

**   Not annualized.

                                            The accompanying notes are an integral part of the financial statements.                                        91

MGI Non-US Core Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06
	(Unaudited)(a)
Net asset value at beginning of period	$12.17
Net investment income	0.01	†
Net realized and unrealized loss on investments	(0.11)
Total loss from investment operations	(0.10)
Net asset value at end of period	$12.07
Total investment return(b)	(0.82	)%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	0.94	%*
Net expenses to average daily net assets	0.82	%*
Total expenses (before reimbursement) to average daily net assets	1.11	%*
Portfolio turnover rate	5	%**
Net assets at end of period (in 000’s)	$363,964

(a)       Class commenced operations on August 18, 2006.

(b)      The total return would have been lower had certain expenses not been reimbursed during the period shown.

†              Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

92                                          The accompanying notes are an integral part of the financial statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06		Period ended
	(Unaudited)		03/31/06(a)
Net asset value at beginning of period	$9.89		$10.00
Net investment income	0.19		0.27	†
Net realized and unrealized gain (loss) on investments	0.17		(0.27)
Total income from investment operations	0.36		0.00
Less dividends and distributions:
From net investment income	—		(0.11)
Net asset value at end of period	$10.25		$9.89
Total investment return(b)	3.64	%**	(0.02	)%**
Ratios / Supplemental Data:
Net investment income to average daily net assets	4.83	%*	4.31	%*
Net expenses to average daily net assets	0.37	%*	0.35	%*
Total expenses (before reimbursement) to average daily net assets	0.62	%*	0.76	%*
Portfolio turnover rate	133	%**	282	%**
Net assets at end of period (in 000’s)	$293,451		$209,590

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†     Computed using average shares outstanding throughout the period.

*     Annualized.

**   Not annualized.

                                              The accompanying notes are an integral part of the financial statements.                                         93

MGI US Short Maturity Fixed Income Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout the period)

	Period ended
	9/30/06		Period ended
	(Unaudited)		03/31/06(a)
Net asset value at beginning of period	$9.98		$10.00
Net investment income†	0.23		0.24
Net realized and unrealized gain (loss) on investments	0.05		(0.11)
Total income from investment operations	0.28		0.13
Less dividends and distributions:
From net investment income	—		(0.15)
Net asset value at end of period	$10.26		$9.98
Total investment return(b)	2.81	%**	1.34	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	4.57	%*	4.00	%*
Net expenses to average daily net assets	0.32	%*	0.30	%*
Total expenses (before reimbursement) to average daily net assets	1.17	%*	1.31	%*
Portfolio turnover rate	73	%**	121	%**
Net assets at end of period (in 000’s)	$17,193		$16,764

(a)       Class commenced operations on August 22, 2005.

(b)       The total return would have been lower had certain expenses not  been reimbursed during the period shown.

†               Computed using average shares outstanding throughout the period.

*              Annualized.

**        Not annualized.

94                                        The accompanying notes are an integral part of the financial statements.

MGI Funds

Notes to Financial Statements
September 30, 2006  (Unaudited)

1.                                  Organization

MGI Funds (the “Trust”) consists of eight series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), MGI High Yield Fixed Income Fund (“High Yield”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”), collectively referred to as “the Funds”.  The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds are managed by Mercer Global Investments, Inc. (the “Advisor”) and are classified as “non-diversified” for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
High Yield	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value and Core Opportunistic commenced operations on August 15, 2005. Short Maturity commenced operations on August 22, 2005. Non-US Core Equity commenced operations on August 18, 2006. As of September 30, 2006, High Yield had not commenced operations.

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2006, only Class Y-3 had commenced operations in each of the Funds.

2.                                  Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

(“NOCP”); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a Subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value (“NAV”) per share.

(b) Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds.   A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided:  (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, Investors Bank & Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2006 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	12,381,974	12,764,555
Large Cap Value	17,988,452	18,622,202
Small/Mid Cap Growth	28,155,097	29,321,189
Small/Mid Cap Value	9,311,687	9,744,437
Core Opportunistic	21,852,337	22,363,431

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Funds’ Schedule of Investments for all open repurchase Agreements as of September 30, 2006.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian’s books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At September 30, 2006, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

At September 30, 2006, the Funds had no open swap contracts.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.”  This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily and the change in value is recorded by the fund as a variation margin payable or receivable. The fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of September 30, 2006.

(i) Options

A purchased option gives the buyer the right to buy (call) or sell (put) an underlying investment at a fixed strike price during a specified period of time. A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options — A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. Upon closing the option the Fund will realize a gain if the price received on the transaction is more than the premium paid to purchase the original call option or a loss if the price received on the transaction is less than the premium paid to purchase the original call option.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund resulting in a capital loss.

Covered Call Writing — A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund’s investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

Closing purchase transactions will ordinarily be effected to realize a gain on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options — A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the Subadvisors, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

Writing Put Options — A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian segregated assets in an amount not less than the exercise price of the option at all times during the option period. The amount of segregated assets held in the segregated account will be

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of September 30, 2006.

A summary of open written option contracts for the Core Opportunistic at September 30, 2006, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at April 1, 2006	30	$13,522
Options written	5,500,153	85,135
Options expired	(96)	(41,092)
Options outstanding at September 30, 2006	5,500,087	$57,565

(j) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed, the fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund’s custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

See the Core Opportunistic Schedule of Investments for a listing of open forward foreign currency contracts as of September 30, 2006.

(k) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006  (Unaudited)

purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of September 30, 2006 none of the Funds held securities sold short.

(l) When-issued/TBA securities

Purchasing securities “when-issued” is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for when-issued securities held as of September 30, 2006.

(m) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(n) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”) which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act.

(o) Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for open indexed securities held by the Core Opportunistic Fund as of September 30, 2006.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

(p) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(q) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

(r) Redemption Fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days are assessed a 2.00% short term trading fee.

3.                                  Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
High Yield	0.60%	0.58%
Short Maturity	0.25%	0.23%

The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund’s Class S and Class Y-1 shares.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the period ended September 30, 2006, the fees were reimbursed to the extent that each Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
High Yield	1.19%	1.14%	0.84%	0.59%
Short Maturity	0.82%	0.77%	0.47%	0.32%

4.                                  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the period ended September 30, 2006, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$90,308,806
Large Cap Value	—	46,817,717
Small/Mid Cap Growth	—	36,889,127
Small/Mid Cap Value	—	76,693,890
Non-US Core	—	57,568,098
Core Opportunistic	268,875,861	91,067,743
Short Maturity	5,488,926	4,825,013
Sales
Large Cap Growth	—	64,561,554
Large Cap Value	—	36,587,875
Small/Mid Cap Growth	—	28,839,456
Small/Mid Cap Value	—	76,199,233
Non-US Core	—	17,420,398
Core Opportunistic	276,914,968	39,748,467
Short Maturity	8,351,182	3,439,852

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

5.                                  Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Period Ending		Period from August 15, 2005 (commencement of
	September 30, 2006 (Unaudited)		operations) through March 31, 2006
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,585,843	$26,590,143	14,629,736	$152,224,437
Shares issued through in-kind contributions	—	—	3,694,144	36,868,287
Shares issued to shareholders in reinvestment of distributions	—	—	80,345	861,306
Shares repurchased	(167,755)	(1,654,282)	(350,694)	(3,663,909)
Net increase (decrease)	2,418,088	$24,935,861	18,053,531	$186,290,121

Large Cap Value

	Period Ending		Period from August 15, 2005 (commencement of
	September 30, 2006 (Unaudited)		operations) through March 31, 2006
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,813,333	$20,270,143	14,738,691	$149,958,840
Shares issued through in-kind contributions	—	—	3,560,889	35,552,750
Shares issued to shareholders in reinvestment of distributions	—	—	121,324	1,252,056
Shares repurchased	(1,007,210)	(11,190,892)	(227,497)	(2,395,000)
Net increase (decrease)	806,123	$9,079,251	18,193,407	$184,368,646

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

Small/Mid Cap Growth

	Period Ending		Period from August 15, 2005 (commencement of
	September 30, 2006 (Unaudited)		operations) through March 31, 2006
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	825,711	$9,454,747	5,883,193	$61,581,459
Shares issued through in-kind contributions	—	—	1,584,213	15,821,113
Shares issued to shareholders in reinvestment of distributions	—	—	71,907	769,409
Shares repurchased	(112,219)	(1,350,000)	(255,068)	(2,787,824)
Net increase (decrease)	713,492	$8,104,747	7,284,245	$75,384,157

Small/Mid Cap Value

	Period Ending		Period from August 15, 2005 (commencement of
	September 30, 2006 (Unaudited)		operations) through March 31, 2006
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	694,225	$7,447,130	6,279,292	$63,008,390
Shares issued through in-kind contributions	—	—	1,526,819	15,174,673
Shares issued to shareholders in reinvestment of distributions	—	—	27,987	285,461
Shares repurchased	(599,832)	(6,575,237)	(328,018)	(3,553,008)
Net increase (decrease)	94,393	$871,893	7,506,080	$74,915,516

Non-US Core Equity

	Period from August 18, 2006
	(commencement of operations) through September 30, 2006
	Shares	Amount
Class Y-3:
Shares sold	3,137,736	$37,464,895
Shares issued through in-kind contributions	27,216,267	331,221,967
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(201,998)	(2,446,000)
Net increase (decrease)	30,152,005	$366,240,862

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

Core Opportunistic

			Period from August 15, 2005 (commencement of
	Period Ending September 30, 2006		operations) through March 31, 2006
	Shares	Amount	Shares	Amount
	(Unaudited)
Class Y-3:
Shares sold	8,811,715	$87,705,192	17,315,697	$172,551,660
Shares issued through in-kind contributions	—	—	3,664,290	36,642,901
Shares issued to shareholders in reinvestment of distributions	—	—	222,245	2,193,554
Shares repurchased	(1,375,781)	(13,663,141)	(10,101)	(100,000)
	7,435,934	$74,042,051	21,192,131	$211,288,115

Short Maturity

			Period from August 22, 2005 (commencement of
	Period Ending September 30, 2006		operations) through March 31, 2006
	Shares	Amount	Shares	Amount
	(Unaudited)
Class Y-3:
Shares sold	—	$—	349,857	$3,476,971
Shares issued through in-kind contributions	—	—	1,310,209	13,102,092
Shares issued to shareholders in reinvestment of distributions	—	—	20,378	201,740
Shares repurchased	(4,051)	(40,631)	(6)	(60)
Net increase (decrease)	(4,051)	$(40,631)	1,680,438	$16,780,743

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

6.                                  Federal Income Taxes

As of September 30, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	220,558,279	10,369,850	(10,152,895)	216,956
Large Cap Value	213,278,876	21,164,170	(2,115,461)	19,048,709
Small/Mid Cap Growth	116,731,722	7,400,274	(5,250,837)	2,149,437
Small/Mid Cap Value	89,488,381	4,222,062	(3,786,404)	435,658
Non-US Core	352,869,873	6,647,706	(8,618,801)	(1,971,095)
Core Opportunistic	372,898,457	2,259,080	(1,061,402)	1,197,678
Short Maturity	16,992,693	76,263	(48,423)	27,840

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

7.                                  Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

8.                                  Proxy Voting (Unaudited)

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures, and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 866-658-9896, by visiting www.mgifunds.us/proxy, and on the SEC’s website at http://www.sec.gov.

9.                                  Quarterly Reporting (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10.         Board Approvals of Investment Management Agreement and Subadvisory Agreements during the period April 1, 2006 though September 30, 2006 (unaudited)

May 24-25 Board Meeting

MGI High Yield Fixed Income Fund, MGI Non-US Core Equity Fund, and MGI Small/Mid Cap Value Equity Fund — Approval of New Investment Management Agreement and New Subadvisory Agreements

At a meeting of the board of MGI Funds™ (the “Trust”) on May 24-25, 2006, the members of the board, including the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, a amended (the “1940 Act”), considered and approved (a) the applicability of an Investment Management Agreement of the Trust to the MGI High Yield Fixed Income Fund (the “High Yield Fund”), a new portfolio of the Trust (such agreement to be similar to the then current Investment Management Agreement for the other portfolios of the Trust), (b) the proposed subadvisory agreements between Mercer Global Investments Inc. (the “Advisor”) and MacKay Shields LLC (“MacKay”) with respect to the High Yield Fund, (c) the proposed subadvisory agreements between the Advisor and each of Lazard Asset Management LLC (“Lazard”) and AllianceBernstein L.P. (“Alliance”) with respect to the MGI Non-US Core Equity Fund (the “Non-US Fund”) and (d) the proposed subadvisory agreements between the Advisor and each of AQR Capital Management, LLC (“AQR”) and NWQ Investment Management Company, LLC (“NWQ”) with respect to the MGI Small/Mid Cap Equity Value Fund (the “Small/Mid Cap Value Fund”).

In considering the approval of the Investment Management Agreement and five new subadvisory agreements (together, the “Agreements”), the board of trustees was able to draw on its knowledge of the Trust, its other portfolios and the Advisor. The board took note of its knowledge of the Advisor and the advisory, subadvisory agreements for the other portfolios of the Trust, including the extensive materials it had reviewed at its May 2005 organizational meeting (the “Organizational Meeting”) for the other portfolios, and noted that it had at the time received a memorandum from its independent legal counsel discussing, among other things, the duties of board members in considering approval of advisory and subadvisory agreements.

The board was provided with information about the proposed subadvisors for each of the High Yield Fund, the Non-US Fund and the Small/Mid Cap Value Fund, including (i) the nature, extent, and quality of the services that the proposed subadvisor would provide to the respective Fund; (ii) the proposed subadvisor’s reputation, investment management business, personnel, and operations; (iii) the qualifications and experience of the persons at the proposed subadvisor who will be responsible for the day-to-day management of the Fund; (iv) the proposed subadvisor’s staffing levels and overall resources; (v) the proposed subadvisor’s brokerage and trading policies and practices; (iv) the level of subadvisory fees to be charged by the proposed subadvisor; and a comparison of those fees to the fees: (a) charged by the proposed subadvisor to comparable accounts the proposed subadvisor manages, including registered and unregistered investment companies or other pooled investment vehicles, as applicable, and (b) paid by certain other registered investment companies (or their investment advisors) and having investment objectives similar to those of the respective Fund; (vi) the proposed subadvisor’s compliance program; (vii) the proposed subadvisor’s historical performance returns managing a similar investment mandate, and such performance compared to a relevant index; and (viii) the proposed subadvisor’s financial condition. The Advisor also provided the board with materials discussing the reasons for recommending the proposed subadvisors to the board and a copy or summary of each subadvisor’s compliance manual. Further, the Independent Trustees reviewed materials supplied by counsel that were prepared for use by the board in fulfilling its duties under the 1940 Act. In addition, the Independent Trustees considered their discussions with representatives of the Advisor and representatives of each of the proposed subadvisors at this meeting.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

In its consideration of the approval of the Investment Management Agreement, the board considered the following factors:

(a) The nature, extent, and quality of services to be provided by the Advisor.   The Independent Trustees reviewed the services that the Advisor would provide to the High Yield Fund. In connection with the investment advisory services to be provided to the High Yield Fund, the Independent Trustees noted the extensive responsibilities that the Advisor would have as the High Yield Fund’s investment advisor, including: the provision of investment advice; the selection of the High Yield Fund’s subadvisor(s); the monitoring of the subadvisor’s investment performance and processes; the oversight of the subadvisor’s compliance with the High Yield Fund’s investment objective, policies, and limitations; review of brokerage matters; oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the High Yield Fund. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to evaluate, select, and monitor MacKay, the Proposed Subadvisor for the High Yield Fund, as well as the Advisor’s experience, resources, and strengths in managing other pooled investment vehicles. The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the High Yield Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its experience, operations, and resources.

(b) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Advisor from the relationship with the High Yield Fund.   The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid under other contracts of the Advisor, and to contracts of other investment advisors with respect to similar open-end registered investment companies. In particular, the Independent Trustees compared the High Yield Fund’s proposed advisory fee and projected expense ratio for its first year of operations to other investment companies considered to be in the High Yield Fund’s peer fund group (as identified by the Advisor). The Independent Trustees noted that the Advisor had not managed registered investment companies with an investment objective, policies, and limitations similar to those of the High Yield Fund previously, and therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities. The Independent Trustees also discussed the anticipated costs and projected profitability of the Advisor in connection with its serving as investment advisor to the High Yield Fund, including operational costs and the costs of compensating the Proposed Subadvisor, MacKay. The Independent Trustees noted the Advisor’s commitment initially to limit the High Yield Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees reviewed the entrepreneurial risk undertaken by the Advisor in creating the Trust, and establishing the High Yield Fund. After comparing the High Yield Fund’s proposed fees with those of other funds in the High Yield Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by the Advisor and the costs expected to be incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees proposed to be paid to the Advisor with respect to the High Yield Fund were fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with the High Yield Fund. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor will not place portfolio transactions on behalf of the High Yield Fund, and, thus, the Advisor will not receive proprietary research from broker-dealers that execute the High Yield Fund’s portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Trust soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor will not derive any benefits from the High Yield Fund’s portfolio transactions, which benefits are enjoyed by other investment managers (for example, an enhanced ability to obtain best execution of transactions). The Independent Trustees noted that the Advisor, by managing the High Yield Fund, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, managing different

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class Y-1 and Class Y-2 shares of the High Yield Fund for acting in that capacity. The Independent Trustees also considered that the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that will accrue to the Advisor and its affiliates by virtue of their relationships to the High Yield Fund were reasonable and fair in comparison with the costs of providing the relevant services.

(c) The extent to which economies of scale would be realized as the High Yield Fund grows and whether fee levels would reflect such economies of scale.   The Independent Trustees next discussed potential economies of scale. Since the High Yield Fund was newly formed, the High Yield Fund had not commenced investment operations, and the eventual aggregate amount of assets was uncertain, the Advisor was not able to provide the Independent Trustees with specific information concerning the extent to which economies of scale would be realized as the High Yield Fund grew, and whether fee levels would reflect such economies of scale, if any. The Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for the High Yield Fund included a breakpoint at $750 million, which would reduce the investment advisory fee and allow the shareholders to participate in economies of scale for the High Yield Fund when it reached that asset level.

(d) Investment performance of the High Yield Fund and the Advisor.   Because the High Yield Fund was newly formed and had not commenced investment operations, the Independent Trustees could not consider the investment performance of the High Yield Fund or the Advisor in managing the High Yield Fund. The Independent Trustees, however, did consider the Advisor’s past record for selecting portfolio managers for client mandates.

Conclusion.   No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed advisory fee rate and projected total expense ratio were reasonable in relation to the services to be provided by the Advisor to the High Yield Fund, as well as the costs to be incurred and benefits to be gained by the Advisor in providing such services. The Independent Trustees also found the proposed investment advisory fee to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar actual or anticipated size. As a result, the Independent Trustees concluded that the initial approval of the proposed Investment Management Agreement was in the best interests of the High Yield Fund.

In its consideration of the approval of the proposed subadvisory agreements, the board considered the following factors:

(a) The nature, extent, and quality of services to be provided by the Proposed Subadvisors.   The Independent Trustees reviewed the nature, quality, and extent of the services to be provided by each proposed subadvisor to the applicable Fund. The Independent Trustees discussed the specific investment process to be employed by each proposed subadvisor in managing the assets to be allocated to it (which had been discussed with each proposed subadvisor), the qualifications of the proposed subadvisor’s investment management team with regard to implementing the Fund’s investment mandate, and the proposed subadvisor’s performance record as compared to its benchmark. The Independent Trustees considered each proposed subadvisor’s infrastructure and whether it appeared to support its investment strategy adequately. The Independent Trustees also discussed the Advisor’s review and selection process with respect to each proposed subadvisor, and the Advisor’s favorable assessment as to the nature and quality of the subadvisory services expected to be provided by the proposed subadvisor. The Independent Trustees determined that each Fund would benefit from the quality and experience of the proposed subadvisor’s portfolio managers. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services to be provided by each proposed

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

subadvisor, as well as the proposed subadvisor’s ability to render such services based on its experience, operations, and resources, were appropriate for the respective Fund, in light of the Fund’s investment objective.

(b) Investment performance of the Fund and the proposed subadvisor.   Because the High Yield Fund was newly formed and had not yet commenced investment operations, the Independent Trustees could not consider MacKay’s investment performance with respect to its management of the High Yield Fund as a factor in evaluating the proposed subadvisory agreement with MacKay. Additionally, because none of Lazard, Alliance, NWQ, or AQR was presently serving as a subadvisor to a Fund, the Independent Trustees could not consider the proposed subadvisors’ investment performance with respect to the management of the Non-US Fund or Small Cap Value Fund, as applicable. However, the Independent Trustees did review each proposed subadvisor’s historical performance record in managing other accounts that were comparable to the respective Fund for which the proposed subadvisor would be responsible. The Independent Trustees also compared this historical performance to a relevant benchmark, and concluded that the historical performance record for each proposed subadvisor, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the proposed subadvisory agreement.

(c) Comparison of services to be rendered and fees to be paid to those under other subadvisory contracts, such as those with other clients.   The Independent Trustees discussed the services that would be rendered by each proposed subadvisor and evaluated the compensation to be paid to the proposed subadvisor by the Advisor. The Independent Trustees also considered comparisons of the fees paid to each proposed subadvisor by the Advisor with the fees charged by the proposed subadvisor to its other clients. For each proposed subadvisor, except NWQ, the Independent Trustees noted that the fee schedule of the proposed subadvisor included breakpoints that could reduce the proposed subadvisor’s fees as assets in the applicable Fund increased. In addition, the Independent Trustees considered the selection and due diligence process employed by the Advisor in deciding to recommend each proposed subadvisor as a subadvisor to the respective Fund, and the Advisor’s reasons for concluding that the fees to be paid to the proposed subadvisor for its services to the Fund were reasonable. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each proposed subadvisor and were not additional fees to be borne by the Fund. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services to be provided, the proposed fees to be paid to each proposed subadvisor with respect to the assets to be allocated to the Subadvisor appeared to be within a reasonable range.

Conclusion.   No single factor was determinative to the Independent Trustees’ decision. Based on these factors, the determinations of the Advisor at the conclusion of its due diligence processes and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for each proposed subadvisor was reasonable in relation to the services to be provided by the proposed subadvisor. As a result, the Independent Trustees decided to recommend to the Board the approval of each proposed subadvisory agreement.

September 21, 2006 Board Meeting

MGI Core Opportunistic Fixed Income Fund — Approval of New Subadvisory Agreement

At a meeting of the Trust’s board on September 21, 2006, the members of the board, including the Independent Trustees, considered and approved the proposed subadvisory agreement between the Advisor and BlackRock Financial Management, Inc. (“BlackRock”) with respect to MGI Core Opportunistic Fixed Income Fund (the “Core Opportunistic Fund”). In considering the approval of the new subadvisory agreement, the board of trustees was able to draw on its knowledge of the Trust, its Funds and the Advisor.

At its July 13, 2006 Board Meeting, the Board had discussed the then-anticipated Transaction involving BlackRock and its parent company with representatives of the Advisor, as well as with representatives of BlackRock, who attended the Board meeting at the request of the Board to address the Transaction, the Current Subadvisory Agreement, and the implications, if any, of the Transaction for the performance of BlackRock as a subadvisor of the Core Opportunistic Fund.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2006 (Unaudited)

At the September 21, 2006 Meeting, the Board considered the approval of the Current Subadvisory Agreement. The Advisor recommended the approval of the Current Subadvisory Agreement, pursuant to which BlackRock would continue to serve as a subadvisor of the Core Opportunistic Fund. The approval of the Current Subadvisory Agreement with BlackRock was recommended by the Advisor because, among other factors: (i) the Transaction is not expected to have a material effect on the nature, extent, or quality of the services provided by BlackRock to the Core Opportunistic Fund; (ii) the BlackRock personnel who have been responsible for managing BlackRock’s allocated portion of the Core Opportunistic Fund’s portfolio since the Core Opportunistic Fund’s inception will continue to serve in their respective capacities following the Transaction; and (iii) the terms of the Current Subadvisory Agreement were identical, in all respects other than the date, to the Prior Subadvisory Agreement between MGI and BlackRock.

The Board considered that the Transaction may technically result in a change in control of BlackRock, and hence, in the assignment of the Prior Subadvisory Agreement between BlackRock and the Advisor, on behalf of the Core Opportunistic Fund, under the 1940 Act. Because of the potential assignment and the termination of the Prior Subadvisory Agreement upon the closing of the Transaction, the Trustees, and by a separate vote, the Independent Trustees, approved the Current Subadvisory Agreement between the Advisor and BlackRock, which became effective following the Transaction.

The Board reviewed a copy of the Current Subadvisory Agreement. The Board considered that the Current Subadvisory Agreement provided for the same range of services and fees as the Prior Subadvisory Agreement, and, most importantly, that the Current Advisory Agreement was in all ways identical to the Prior Subadvisory Agreement, except for the date. It was recalled that representatives of BlackRock had met with the Trustees at the July Board Meeting, at which time BlackRock personnel had made a detailed presentation regarding the Transaction and confirmed that the Transaction would not, in any way, change the nature and quality of the services being provided to the Core Opportunistic Fund by BlackRock. Additionally, given that the fee provided under the Current Subadvisory Agreement was identical to the fee under the Prior Subadvisory Agreement, the Board’s prior deliberations, at the May 16 and 17, 2005 Board meeting, when the Prior Subadvisory Agreement was approved, remained relevant.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the approval of the Current Subadvisory Agreement was in the best interests of the Core Opportunistic Fund, and approved the Current Subadvisory Agreement with respect to the Core Opportunistic Fund.

MGI Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2006 through September 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.57%	1,000.00	966.90	983.45	2.81
Hypothetical	0.57%	1,000.00	1,022.21	1,011.11	2.89

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	1,061.00	1,030.50	2.84
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) — (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	944.10	972.05	4.48
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	961.00	980.50	4.52
Hypothetical	0.92%	1,000.00	1,025.07	1,010.53	4.66

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Non US Core Equity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.82%	1,000.00	991.80	995.90	0.98
Hypothetical	0.82%	1,000.00	1,005.04	1,002.52	0.99

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 44/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) — (Continued)

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.37%	1,000.00	1,036.40	1,018.20	1.89
Hypothetical	0.37%	1,000.00	1,023.21	1,011.61	1.88

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/365

Short Maturity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expenses
	Ratio	Amount	Value	Value	Incurred*
Actual	0.32%	1,000.00	1,028.10	1,014.05	1.63
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*            Actual expenses are equal to the Class’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MGI FUNDS.

By (Signature and Title)	By:	/s/ Philip J. de Cristo
Philip J. de Cristo
President and Chief Executive Officer
(Principal Executive Officer and Principal Financial Officer)

Date	November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By:	/s/ Philip J. de Cristo
Philip J. de Cristo
President and Chief Executive Officer
(Principal Executive Officer and Principal Financial Officer)

Date	November 30, 2006

By (Signature and Title)	By:	/s/ Richard S. Joseph
Richard S. Joseph
Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	November 30, 2006